UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-04409
Eaton Vance Municipals Trust
(Exact Name of registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(registrant’s Telephone Number)
July 31
Date of Fiscal Year End
January 31, 2009
Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance
Investment Managers

EDUCATION

Semiannual Report January 31, 2009

EATON VANCE MUNICIPALS TRUST

Arizona

Colorado

Connecticut

Michigan

Minnesota

New Jersey

Pennsylvania

Eaton Vance Investment Managers EDUCATION S e m i a n n u a l R e p o r t J a n u a r y 3 1 , 2 0 0 9 EATON VANCE MUNICIPALS TRUST Arizona Colorado Connecticut Michigan Minnesota New Jersey Pennsylvania

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS, AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Eaton Vance Municipals Funds as of January 31, 2009

Investment Update	2

Performance Information and Portfolio Composition
Arizona	5
Colorado	6
Connecticut	8
Michigan	10
Minnesota	12
New Jersey	14
Pennsylvania	16

Fund Expenses	18

Financial Statements	22

Special Meeting of Shareholders	89

Board of Trustees’ Annual Approval of the Investment Advisory Agreements	92

Officers and Trustees	95
EX-99.CERT Section 302 Certifications
EX-99.906CERT Section 906 Certifications

Eaton Vance Municipals Funds as of January 31, 2009
INVESTMENT UPDATE
Economic and Market Conditions
The U.S. economy, as measured by gross domestic product (GDP), contracted in the fourth quarter of 2008 by a staggering 6.2%, after contracting 0.3% in the third quarter, according to the U.S. Department of Commerce. In the first and second quarters, the economy grew by 0.9% and 2.8%, respectively. Most of the major GDP components contributed to the decline; however, particularly influential was a sharp downturn in consumer spending, which continued to weigh on the economy in early 2009. While high commodity prices have eased since their summertime peaks, consumers continued to pare spending as they remained cautious of what increasingly has become a weaker economic environment. Rising unemployment levels, at a five-year high at period end, have led to constrained personal consumption and overall economic contraction. The housing market continued to weigh on the economy, with new home sales continuing to fall and existing home sales beginning to stabilize only as cautious buyers begin to see value in distressed pricing. Low home prices continued to pressure consumers and banks, causing increased bank foreclosures and more write-downs of mortgage-backed securities at commercial banks and financial institutions.
For the six months that ended January 31, 2009, the capital markets have experienced historic events resulting in unprecedented volatility. During September 2008, for example, the federal government took control of federally chartered mortgage giants Fannie Mae and Freddie Mac. During the same month, Lehman Brothers filed for bankruptcy protection; Bank of America announced its acquisition of Merrill Lynch; and Goldman Sachs and Morgan Stanley petitioned the Federal Reserve (the “Fed”) to become bank holding companies, a step that brings greater regulation but also easier access to credit. These actions, in conjunction with the announcement of Bear Stearns’ acquisition by JPMorgan Chase in March 2008, drastically redefined the Wall Street landscape. In addition to the independent Wall Street brokerages, the banking sector was shaken by the failure of Washington Mutual and the sale of Wachovia. In the insurance sector, the federal government provided more than $150 billion in loans to help stabilize American International Group. (AIG). Finally, Congress approved a $700 billion program authorizing the federal government to purchase troubled assets from financial institutions, a program that has continued to evolve since the bill was enacted into law.
During the period, the Fed lowered the federal funds rate to a range of 0.0% to 0.25% from 2.00% at July 31, 2008. In addition to its interest-rate policy, the Fed has also taken extraordinary action through a variety of innovative lending techniques in an attempt to ease the credit crisis.
Management Discussion
Relative to their primary benchmark, the Barclays Capital Municipal Bond Index1 (the “Index”) – a broad-based, unmanaged index of municipal bonds – the Funds underperformed for the six months ending January 31, 2009. As a result of an active management style that focuses on income and longer call protection, the Funds generally hold longer-maturity bonds. Management believes that much of the Funds’ under-performance can be attributed to the shift of investors’ capital into shorter-maturity bonds, a result of the broader-based credit crisis that has rattled the fixed-income markets since the summer of 2007. The move to shorter-term investments was originally driven by uncertainty surrounding financial companies’ exposure to subprime mortgage-backed debt but later spread to the muni market when major municipal bond insurers suffered rating downgrades due to their exposure to mortgage-related structured products. Management has historically used Treasury futures to seek to offset interest-rate volatility associated with investing in longer-maturity municipal bonds. Investors’ flight to quality during the period pushed Treasury yields to historic lows, hurting the Funds’ performance. In addition, Pennsylvania Fund’s investments in tender option bonds (TOBs)2 detracted from its performance.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

[1]	Formerly called Lehman Brothers Municipal Bond Index. It is not possible to invest directly in an Index. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

[2]	TOBs are a form of investment leverage that create an opportunity for increased income but, at the same time, create special risks (including the likelihood of greater volatility of net asset value).

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Funds’ current or future investments and may change due to active management.

Eaton Vance Municipals Funds as of January 31, 2009
INVESTMENT UPDATE
In mid-December 2008, the municipal market began to rally – with longer-maturity municipals performing better than shorter-maturity bonds – as buyers returned to the market. This trend continued through the end of the period. Despite the muni market’s rebound, the ratio of yields on current coupon AAA-rated insured municipal bonds to the yield on 30-year Treasury bonds was 141.7% as of January 31, 2009, indicating municipals continued to represent relative value when compared to their taxable counterparts.1 We believe the 2008 spike in this ratio to over 200%, as compared with the long-term average of 85%-90%, was the result of continued dislocation in the fixed-income market-place caused by a flight to Treasury securities, municipal bond insurance companies’ risks and the decentralized nature of the municipal marketplace. Historically, such a spike in this ratio is a rare occurrence in the muni bond market and is generally considered a signal that municipal bonds are significantly undervalued relative to taxable Treasury bonds. As more buyers return to the municipals market, we would expect this ratio of relative value to normalize further.
Against this backdrop, we continue to manage our municipal funds with the same relative value approach that we have traditionally employed – maintaining a long-term perspective when markets exhibit extreme short-term volatility. We believe this approach has provided excellent long-term benefits to our investors over time.

[1]	Source: Bloomberg L.P. Yields are a compilation of a representative variety of general obligations and are not necessarily representative of a Fund’s yield.

Eaton Vance Arizona Municipals Fund as of January 31, 2009
PERFORMANCE INFORMATION
Portfolio Manager: Craig R. Brandon, CFA

Performance[1]	Class A	Class B	Class C
Share Class Symbol	ETAZX	EVAZX	ECAZX

Average Annual Total Returns (at net asset value)
Six Months	-6.08%	-6.50%	-6.49%
One Year	-8.27	-9.06	-8.96
Five Years	1.52	0.79	N.A.
Ten Years	2.84	2.08	N.A.
Life of Fund†	3.84	4.38	-0.66
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-10.54%	-11.09%	-7.41%
One Year	-12.62	-13.43	-9.84
Five Years	0.54	0.45	N.A.
Ten Years	2.34	2.08	N.A.
Life of Fund†	3.51	4.38	-0.66

†	Inception dates: Class A: 12/13/93; Class B: 7/25/91; Class C: 12/16/05

Total Annual
Operating Expenses[2]	Class A	Class B	Class C

Expense Ratio	0.90%	1.65%	1.65%

Distribution Rates/Yields	Class A	Class B	Class C

Distribution Rate[3]	4.83%	4.08%	4.09%
Taxable-Equivalent Distribution Rate[3,4]	7.78	6.58	6.59
SEC 30-day Yield[5]	4.20	3.67	3.71
Taxable-Equivalent SEC 30-day Yield[4,5]	6.77	5.91	5.98

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.
Index Performance6 (Average Annual Total Returns)

	Barclays Capital Municipal Bond Index	Barclays Capital Municipal Bond Long 22+ Index

Six Months	0.70%	-7.94%
One Year	-0.16	-10.66
Five Years	3.33	1.55
Ten Years	4.51	3.72
Lipper Averages7 (Average Annual Total Returns)

Lipper Arizona Municipal Debt Funds Classification

Six Months	-4.98%
One Year	-6.73
Five Years	1.91
Ten Years	3.11

[1]	Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% — 1st and 2nd years; 4% — 3rd year; 3% — 4th year; 2% — 5th year; 1% — 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year. [2] Source: Prospectus dated 12/1/08. Includes interest expense of 0.14% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligations underlying such transactions, and as a result net asset value and performance have not been affected by this expense. [3] The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. [4] Taxable-equivalent figures assume a maximum 37.95% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures. [5] The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. [6] It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only. [7] The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Arizona Municipal Debt Funds Classification contained 33, 32, 26 and 21 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

Eaton Vance Arizona Municipals Fund as of January 31, 2009
PORTFOLIO COMPOSITION
Rating Distribution*1

By total investments

*	The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at January 31, 2009, is as follows, and the average rating is AA.

AAA	32.0%
AA	37.3%
A	19.5%
BBB	6.5%
CCC	0.4%
Not Rated	4.3%
Fund Statistics2

• Number of Issues:	76
• Average Maturity:	19.1 years
• Average Effective Maturity:	18.5 years
• Average Call Protection:	9.1 years
• Average Dollar Price:	$89.41
• TOB Leverage[3]:	1.0%

[1]	Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition.

[2]	Fund holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements.

[3]	See Note 1l to the Fund’s financial statements. Tender option bond (TOB) leverage represents the amount of TOB Floating Rate Notes outstanding at 1/31/09 as a percentage of the Fund’s net assets plus TOB Floating Rate Notes.

Eaton Vance Colorado Municipals Fund as of January 31, 2009
PERFORMANCE INFORMATION
Portfolio Manager: William H. Ahern, Jr., CFA

Performance[1]	Class A	Class B	Class C
Share Class Symbol	ETCOX	EVCLX	ECCOX

Average Annual Total Returns (at net asset value)
Six Months	-8.85%	-9.16%	-9.24%
One Year	-12.30	-13.02	-12.92
Five Years	0.18	-0.55	N.A.
Ten Years	2.43	1.68	N.A.
Life of Fund†	3.42	3.54	-10.40
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-13.15%	-13.60%	-10.13%
One Year	-16.46	-17.20	-13.76
Five Years	-0.80	-0.88	N.A.
Ten Years	1.93	1.68	N.A.
Life of Fund†	3.09	3.54	-10.40

†	Inception dates: Class A: 12/10/93; Class B: 8/25/92; Class C: 10/8/07

Total Annual
Operating Expenses[2]	Class A	Class B	Class C

Expense Ratio	0.79%	1.54%	1.52%

Distribution Rates/Yields	Class A	Class B	Class C

Distribution Rate[3]	5.13%	4.37%	4.36%
Taxable-Equivalent Distribution Rate[3,4]	8.28	7.05	7.03
SEC 30-day Yield[5]	4.56	4.05	4.16
Taxable-Equivalent SEC 30-day Yield[4,5]	7.36	6.53	6.71

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.
Index Performance6 (Average Annual Total Returns)

	Barclays Capital Municipal Bond Index	Barclays Capital Municipal Bond Long 22+ Index

Six Months	0.70%	-7.94%
One Year	-0.16	-10.66
Five Years	3.33	1.55
Ten Years	4.51	3.72
Lipper Averages7 (Average Annual Total Returns)

Lipper Colorado Municipal Debt Funds Classification
Six Months	-3.57%
One Year	-5.21
Five Years	1.80
Ten Years	3.08

[1]	Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% — 1st and 2nd years; 4% — 3rd year; 3% — 4th year; 2% — 5th year; 1% — 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year. [2] Source: Prospectus dated 12/1/08. Includes interest expense of 0.04% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligations underlying such transactions, and as a result net asset value and performance have not been affected by this expense. [3] The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. [4] Taxable-equivalent figures assume a maximum 38.01% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures. [5] The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. [6] It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only. [7] The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Colorado Municipal Debt Funds Classification contained 22, 21, 20 and 16 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

Eaton Vance Colorado Municipals Fund as of January 31, 2009
PORTFOLIO COMPOSITION
Rating Distribution1
By total investments

[1]	Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition.
Fund Statistics

• Number of Issues:	56
• Average Maturity:	20.5 years
• Average Effective Maturity:	17.6 years
• Average Call Protection:	8.6 years
• Average Dollar Price:	$83.89

Eaton Vance Connecticut Municipals Fund as of January 31, 2009
PERFORMANCE INFORMATION
Portfolio Manager: William H. Ahern, Jr., CFA

Performance[1]	Class A	Class B	Class C	Class I
Share Class Symbol	ETCTX	EVCTX	ECCTX	EICTX

Average Annual Total Returns (at net asset value)
Six Months	-4.53%	-4.84%	-4.93%	-4.43%
One Year	-7.27	-7.96	-8.05	N.A.
Five Years	1.27	0.54	N.A.	N.A.
Ten Years	3.08	2.32	N.A.	N.A.
Life of Fund†	4.47	3.87	-0.85	-0.54	††
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-9.08%	-9.50%	-5.86%	-4.43%
One Year	-11.65	-12.39	-8.94	N.A.
Five Years	0.29	0.20	N.A.	N.A.
Ten Years	2.58	2.32	N.A.	N.A.
Life of Fund†	4.12	3.87	-0.85	-0.54	††

†	Inception dates: Class A: 4/19/94; Class B: 5/1/92; Class C: 2/9/06; Class I: 3/3/08

††	Returns are cumulative since inception of the share class.

Total Annual
Operating Expenses[2]	Class A	Class B	Class C	Class I

Expense Ratio	1.12%	1.87%	1.87%	0.93%

Distribution Rates/Yields	Class A	Class B	Class C	Class I

Distribution Rate[3]	4.83%	4.09%	4.09%	5.03%
Taxable-Equivalent Distribution Rate[3,4]	7.82	6.62	6.62	8.15
SEC 30-day Yield[5]	4.23	3.70	3.76	4.65
Taxable-Equivalent SEC 30-day Yield[4,5]	6.85	5.99	6.09	7.53

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.
Index Performance6 (Average Annual Total Returns)

	Barclays Capital Municipal Bond Index	Barclays Capital Municipal Bond Long 22+ Index

Six Months	0.70%	-7.94%
One Year	-0.16	-10.66
Five Years	3.33	1.55
Ten Years	4.51	3.72
Lipper Averages7 (Average Annual Total Returns)

Lipper Connecticut Municipal Debt Funds Classification
Six Months	-2.55%
One Year	-4.22
Five Years	1.81
Ten Years	3.23

[1]	Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% — 1st and 2nd years; 4% — 3rd year; 3% — 4th year; 2% — 5th year; 1% — 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year. Class I shares are not subject to a sales charge. [2] Source: Prospectus dated 12/1/08. Includes interest expense of 0.35% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligations underlying such transactions, and as a result net asset value and performance have not been affected by this expense. [3] The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. [4] Taxable-equivalent figures assume a maximum 38.25% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures. [5] The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. [6] It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only. [7] The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Connecticut Municipal Debt Funds Classification contained 20, 19, 16 and 16 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

Eaton Vance Connecticut Municipals Fund as of January 31, 2009
PORTFOLIO COMPOSITION
Rating Distribution*1

By total investments

*	The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at January 31, 2009, is as follows, and the average rating is AA-.

AAA	23.1%
AA	46.7%
A	13.8%
BBB	8.4%
BB	2.1%
CCC	0.3%
Not Rated	5.6%
Fund Statistics2

• Number of Issues:	69
• Average Maturity:	17.1 years
• Average Effective Maturity:	13.9 years
• Average Call Protection:	8.1 years
• Average Dollar Price:	$97.56
• TOB Leverage[3]:	6.3%

[1]	Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition.

[2]	Fund holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements.

[3]	See Note 1l to the Fund’s financial statements. Tender option bond (TOB) leverage represents the amount of TOB Floating Rate Notes outstanding at 1/31/09 as a percentage of the Fund’s net assets plus TOB Floating Rate Notes.

Eaton Vance Michigan Municipals Fund as of January 31, 2009
PERFORMANCE INFORMATION
Portfolio Manager: William H. Ahern, Jr., CFA

Performance[1]	Class A	Class C
Share Class Symbol	ETMIX	ECMIX

Average Annual Total Returns (at net asset value)
Six Months	-7.55%	-7.91%
One Year	-9.40	-10.10
Five Years	0.94	N.A.
Ten Years	2.83	N.A.
Life of Fund†	3.53	-1.97
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-11.97%	-8.81%
One Year	-13.74	-10.96
Five Years	-0.03	N.A.
Ten Years	2.33	N.A.
Life of Fund†	3.20	-1.97

†	Inception dates: Class A: 12/7/93; Class C: 5/2/06

Total Annual
Operating Expenses[2]	Class A	Class C

Expense Ratio	0.91%	1.66%

Distribution Rates/Yields	Class A	Class C

Distribution Rate[3]	4.99%	4.22%
Taxable-Equivalent Distribution Rate[3,4]	8.03	6.79
SEC 30-day Yield[5]	4.40	3.91
Taxable-Equivalent SEC 30-day Yield[4,5]	7.08	6.29

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.
Index Performance6 (Average Annual Total Returns)

	Barclays Capital Municipal Bond Index	Barclays Capital Municipal Bond Long 22+ Index

Six Months	0.70%	-7.94%
One Year	-0.16	-10.66
Five Years	3.33	1.55
Ten Years	4.51	3.72
Lipper Averages7 (Average Annual Total Returns)

Lipper Michigan Municipal Debt Funds Classification
Six Months	-5.38%
One Year	-8.04
Five Years	2.20
Ten Years	3.38

[1]	Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year. [2] Source: Prospectus dated 12/1/08. Includes interest expense of 0.14% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligations underlying such transactions, and as a result net asset value and performance have not been affected by this expense. [3] The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. [4] Taxable-equivalent figures assume a maximum 37.83% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures. [5] The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. [6] It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only. [7] The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Michigan Municipal Debt Funds Classification contained 23, 23, 17 and 16 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

Eaton Vance Michigan Municipals Fund as of January 31, 2009

PORTFOLIO COMPOSITION
Rating Distribution*1
By total investments

*	The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at January 31, 2009, is as follows, and the average rating is AA-.

AAA	23.5%
AA	37.9%
A	28.0%
BBB	8.8%
Not Rated	1.8%
Fund Statistics2

• Number of Issues:	51
• Average Maturity:	21.4 years
• Average Effective Maturity:	18.3 years
• Average Call Protection:	8.5 years
• Average Dollar Price:	$88.21
• TOB Leverage[3]:	4.9%

[1]	Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition.

[2]	Fund holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements.

[3]	See Note 1l to the Fund’s financial statements. Tender option bond (TOB) leverage represents the amount of TOB Floating Rate Notes outstanding at 1/31/09 as a percentage of the Fund’s net assets plus TOB Floating Rate Notes.

Eaton Vance Minnesota Municipals Fund as of January 31, 2009

PERFORMANCE INFORMATION
Portfolio Manager: Craig R. Brandon, CFA

Performance[1]	Class A	Class B	Class C
Share Class Symbol	ETMNX	EVMNX	ECMNX

Average Annual Total Returns (at net asset value)
Six Months	-3.62%	-3.79%	-4.10%
One Year	-4.91	-5.50	-5.71
Five Years	2.44	1.73	N.A.
Ten Years	3.17	2.42	N.A.
Life of Fund†	3.87	4.02	0.63
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-8.24%	-8.51%	-5.04%
One Year	-9.41	-10.06	-6.62
Five Years	1.46	1.39	N.A.
Ten Years	2.67	2.42	N.A.
Life of Fund†	3.54	4.02	0.63

†	Inception dates: Class A: 12/9/93; Class B: 7/29/91; Class C: 12/21/05

Total Annual
Operating Expenses[2]	Class A	Class B	Class C

Expense Ratio	0.85%	1.60%	1.60%

Distribution Rates/Yields	Class A	Class B	Class C

Distribution Rate[3]	4.63%	3.89%	3.89%
Taxable-Equivalent Distribution Rate[3,4]	7.73	6.49	6.49
SEC 30-day Yield[5]	4.01	3.49	3.49
Taxable-Equivalent SEC 30-day Yield[4,5]	6.69	5.83	5.83

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.
Index Performance6 (Average Annual Total Returns)

	Barclays Capital Municipal Bond Index	Barclays Capital Municipal Bond Long 22+ Index

Six Months	0.70%	-7.94%
One Year	-0.16	-10.66
Five Years	3.33	1.55
Ten Years	4.51	3.72
Lipper Averages7 (Average Annual Total Returns)

Lipper Minnesota Municipal Debt Funds Classification

Six Months	-3.53%
One Year	-4.82
Five Years	1.95
Ten Years	3.31

[1]	Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% — 1st and 2nd years; 4% — 3rd year; 3% — 4th year; 2% — 5th year; 1% — 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year. [2] Source: Prospectus dated 12/1/08. Includes interest expense of 0.10% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligations underlying such transactions, and as a result net asset value and performance have not been affected by this expense. [3] The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. [4] Taxable-equivalent figures assume a maximum 40.10% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures. [5] The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. [6] It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only. [7] The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Minnesota Municipal Debt Funds Classification contained 42, 42, 35 and 28 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

Eaton Vance Minnesota Municipals Fund as of January 31, 2009

PORTFOLIO COMPOSITION
Rating Distribution1
By total investments

[1]	Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition.
Fund Statistics

• Number of Issues:	73
• Average Maturity:	20.7 years
• Average Effective Maturity:	16.7 years
• Average Call Protection:	7.2 years
• Average Dollar Price:	$91.03

Eaton Vance New Jersey Municipals Fund as of January 31, 2009

PERFORMANCE INFORMATION
Portfolio Manager: Robert B. MacIntosh, CFA

Performance[1]	Class A	Class C	Class I
Share Class Symbol	ETNJX	ECNJX	EINJX

Average Annual Total Returns (at net asset value)
Six Months	-14.48%	-14.95%	-14.48%
One Year	-17.21	-17.96	N.A.
Five Years	-0.95	N.A.	N.A.
Ten Years	1.97	N.A.	N.A.
Life of Fund†	3.69	-4.45	-9.58	††
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-18.51%	-15.78	-14.48%
One Year	-21.14	-18.74	N.A.
Five Years	-1.90	N.A.	N.A.
Ten Years	1.48	N.A.	N.A.
Life of Fund†	3.35	-4.45	-9.58	††

†	Inception dates: Class A: 4/13/94; Class C: 12/14/05; Class I: 3/3/08

††	Returns are cumulative since inception of the share class.

Total Annual
Operating Expenses[2]	Class A	Class C	Class I

Expense Ratio	1.07%	1.82%	0.87%

Distribution Rates/Yields	Class A	Class C	Class I

Distribution Rate[3]	5.67%	4.89%	5.89%
Taxable-Equivalent Distribution Rate[3,4]	9.58	8.26	9.95
SEC 30-day Yield[5]	5.43	4.98	5.90
Taxable-Equivalent SEC 30-day Yield[4,5]	9.18	8.42	9.97

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.
Index Performance6 (Average Annual Total Returns)

	Barclays Capital Municipal Bond Index	Barclays Capital Municipal Bond Long 22+ Index

Six Months	0.70%	-7.94%
One Year	-0.16	-10.66
Five Years	3.33	1.55
Ten Years	4.51	3.72
Lipper Averages7(Average Annual Total Returns)

Lipper New Jersey Municipal Debt Funds Classification

Six Months	-4.37%
One Year	-5.94
Five Years	1.64
Ten Years	2.94

[1]	Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year. Class I shares are not subject to a sales charge. [2] Source: Prospectus dated 12/1/08. Includes interest expense of 0.26% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligations underlying such transactions, and as a result net asset value and performance have not been affected by this expense. [3] The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. [4] Taxable-equivalent figures assume a maximum 40.83% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures. [5] The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. [6] It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only. [7] The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper New Jersey Municipal Debt Funds Classification contained 48, 46, 36 and 31 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

Eaton Vance New Jersey Municipals Fund as of January 31, 2009

PORTFOLIO COMPOSITION
Rating Distribution*1
By total investments

*	The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at January 31, 2009, is as follows, and the average rating is A+.

AAA	23.3%
AA	33.0%
A	19.3%
BBB	19.4%
B	1.2%
Not Rated	3.8%
Fund Statistics2

• Number of Issues:	88
• Average Maturity:	28.0 years
• Average Effective Maturity:	20.3 years
• Average Call Protection:	10.0 years
• Average Dollar Price:	$78.90
• TOB Leverage[3]:	8.6%

[1]	Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition.

[2]	Fund holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements.

[3]	See Note 1l to the Fund’s financial statements. Tender option bond (TOB) leverage represents the amount of TOB Floating Rate Notes outstanding at 1/31/09 as a percentage of the Fund’s net assets plus TOB Floating Rate Notes.

Eaton Vance Pennsylvania Municipals Fund as of January 31, 2009

PERFORMANCE INFORMATION
Portfolio Manager: Adam A. Weigold, CFA

Performance[1]	Class A	Class B	Class C	Class I
Share Class Symbol	ETPAX	EVPAX	ECPAX	EIPAX

Average Annual Total Returns (at net asset value)
Six Months	-9.64%	-9.94%	-9.93%	-9.42%
One Year	-12.16	-12.83	-12.81	N.A.
Five Years	0.57	-0.15	N.A.	N.A.
Ten Years	2.62	1.87	N.A.	N.A.
Life of Fund†	3.94	3.94	-2.76	-4.45	††
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-13.95%	-14.34%	-10.81%	-9.42%
One Year	-16.31	-17.01	-13.65	N.A.
Five Years	-0.41	-0.47	N.A.	N.A.
Ten Years	2.13	1.87	N.A.	N.A.
Life of Fund†	3.60	3.94	-2.76	-4.45	††

†	Inception dates: Class A: 6/1/94; Class B: 1/8/91; Class C: 1/13/06; Class I: 3/3/08
††	Returns are cumulative since inception of the share class.

Total Annual
Operating Expenses[2]	Class A	Class B	Class C	Class I

Expense Ratio	1.23%	1.98%	1.98%	1.02%

Distribution Rates/Yields	Class A	Class B	Class C	Class I

Distribution Rate[3]	5.40%	4.65%	4.65%	5.58%
Taxable-Equivalent Distribution Rate[3,4]	8.57	7.38	7.38	8.86
SEC 30-day Yield[5]	4.78	4.23	4.22	5.11
Taxable-Equivalent SEC 30-day Yield[4,5]	7.59	6.71	6.70	8.11

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.
Index Performance6 (Average Annual Total Returns)

	Barclays Capital Municipal Bond Index	Barclays Capital Municipal Bond Long 22+ Index

Six Months	0.70%	-7.94%
One Year	-0.16	-10.66
Five Years	3.33	1.55
Ten Years	4.51	3.72
Lipper Averages7 (Average Annual Total Returns)

Lipper Pennsylvania Municipal Debt Funds Classification

Six Months	-4.36%
One Year	-6.11
Five Years	1.37
Ten Years	2.87

[1]	Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% — 1st and 2nd years; 4% — 3rd year; 3% — 4th year; 2% — 5th year; 1% — 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year. Class I shares are not subject to a sales charge. [2] Source: Prospectus dated 12/1/08. Includes interest expense of 0.42% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligations underlying such transactions, and as a result net asset value and performance have not been affected by this expense. [3] The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. [4] Taxable-equivalent figures assume a maximum 37.00% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures. [5] The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. [6] It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only. [7] The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Pennsylvania Municipal Debt Funds Classification contained 59, 57, 48 and 45 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

Eaton Vance Pennsylvania Municipals Fund as of January 31, 2009

PORTFOLIO COMPOSITION
Rating Distribution*1
By total investments

*	The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at January 31, 2009, is as follows, and the average rating is AA-.

AAA	20.5%
AA	46.0%
A	18.8%
BBB	6.2%
BB	0.5%
Not Rated	8.0%
Fund Statistics2

• Number of Issues:	111
• Average Maturity:	22.0 years
• Average Effective Maturity:	21.2 years
• Average Call Protection:	9.3 years
• Average Dollar Price:	$85.13
• TOB Leverage[3]:	7.9%

[1]	Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition.

[2]	Fund holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements.

[3]	See Note 1l to the Fund’s financial statements. Tender option bond (TOB) leverage represents the amount of TOB Floating Rate Notes outstanding at 1/31/09 as a percentage of the Fund’s net assets plus TOB Floating Rate Notes.

Eaton Vance Municipals Funds as of January 31, 2009

FUND EXPENSES

Example: As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2008 – January 31, 2009).

Actual Expenses: The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Arizona Municipals Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(8/1/08)	(1/31/09)	(8/1/08 – 1/31/09)

Actual
Class A	$1,000.00	$939.20	$4.25
Class B	$1,000.00	$935.00	$7.90
Class C	$1,000.00	$935.10	$7.90

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.80	$4.43
Class B	$1,000.00	$1,017.00	$8.24
Class C	$1,000.00	$1,017.00	$8.24

*	Expenses are equal to the Fund’s annualized expense ratio of 0.87% for Class A shares, 1.62% for Class B shares and 1.62% for Class C shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2008.

Eaton Vance Municipals Funds as of January 31, 2009

FUND EXPENSES CONT’D

Eaton Vance Colorado Municipals Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(8/1/08)	(1/31/09)	(8/1/08 – 1/31/09)

Actual
Class A	$1,000.00	$911.50	$3.57
Class B	$1,000.00	$908.40	$7.17
Class C	$1,000.00	$907.60	$7.12

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.50	$3.77
Class B	$1,000.00	$1,017.70	$7.58
Class C	$1,000.00	$1,017.70	$7.53

*	Expenses are equal to the Fund’s annualized expense ratio of 0.74% for Class A shares, 1.49% for Class B shares and 1.48% for Class C shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2008.

Eaton Vance Connecticut Municipals Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(8/1/08)	(1/31/09)	(8/1/08 – 1/31/09)

Actual
Class A	$1,000.00	$954.70	$5.07
Class B	$1,000.00	$951.60	$8.76
Class C	$1,000.00	$950.70	$8.75
Class I	$1,000.00	$955.70	$4.09

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.00	$5.24
Class B	$1,000.00	$1,016.20	$9.05
Class C	$1,000.00	$1,016.20	$9.05
Class I	$1,000.00	$1,021.00	$4.23

*	Expenses are equal to the Fund’s annualized expense ratio of 1.03% for Class A shares, 1.78% for Class B shares, 1.78% for Class C shares and 0.83% for Class I shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2008.

Eaton Vance Municipals Funds as of January 31, 2009

FUND EXPENSES CONT’D

Eaton Vance Michigan Municipals Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(8/1/08)	(1/31/09)	(8/1/08 – 1/31/09)

Actual
Class A	$1,000.00	$924.50	$4.90
Class C	$1,000.00	$920.90	$8.52

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.10	$5.14
Class C	$1,000.00	$1,016.30	$8.94

*	Expenses are equal to the Fund’s annualized expense ratio of 1.01% for Class A shares and 1.76% for Class C shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2008.

Eaton Vance Minnesota Municipals Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(8/1/08)	(1/31/09)	(8/1/08 – 1/31/09)

Actual
Class A	$1,000.00	$963.80	$3.76
Class B	$1,000.00	$962.10	$7.47
Class C	$1,000.00	$959.00	$7.51

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.40	$3.87
Class B	$1,000.00	$1,017.60	$7.68
Class C	$1,000.00	$1,017.50	$7.73

*	Expenses are equal to the Fund’s annualized expense ratio of 0.76% for Class A shares, 1.51% for Class B shares and 1.52% for Class C shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2008.

Eaton Vance Municipals Funds as of January 31, 2009

FUND EXPENSES CONT’D

Eaton Vance New Jersey Municipals Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(8/1/08)	(1/31/09)	(8/1/08 – 1/31/09)

Actual
Class A	$1,000.00	$855.20	$5.14
Class C	$1,000.00	$850.50	$8.63
Class I	$1,000.00	$855.20	$4.26

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.70	$5.60
Class C	$1,000.00	$1,015.90	$9.40
Class I	$1,000.00	$1,020.60	$4.63

*	Expenses are equal to the Fund’s annualized expense ratio of 1.10% for Class A shares, 1.85% for Class C shares and 0.91% for Class I shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2008.

Eaton Vance Pennsylvania Municipals Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(8/1/08)	(1/31/09)	(8/1/08 – 1/31/09)

Actual
Class A	$1,000.00	$903.60	$5.95
Class B	$1,000.00	$900.60	$9.58
Class C	$1,000.00	$900.70	$9.58
Class I	$1,000.00	$905.80	$5.00

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.00	$6.31
Class B	$1,000.00	$1,015.10	$10.16
Class C	$1,000.00	$1,015.10	$10.16
Class I	$1,000.00	$1,020.00	$5.30

*	Expenses are equal to the Fund’s annualized expense ratio of 1.24% for Class A shares, 2.00% for Class B shares, 2.00% for Class C shares and 1.04% for Class I shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2008.

Eaton Vance Arizona Municipals Fund as of January 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.4%
Principal Amount
(000’s omitted)	Security	Value

Education — 3.1%

$1,500	Arizona Board of Regents, (University of Arizona), 5.00%, 6/1/33	$1,475,010
1,500	Glendale Industrial Development Authority, (Midwestern University), 5.00%, 5/15/25	1,370,790

		$2,845,800

Electric Utilities — 5.0%

$750	Puerto Rico Electric Power Authority, 5.00%, 7/1/25	$638,783
2,000	Salt River Agricultural Improvements and Power District, 5.00%, 1/1/33	1,988,860
2,000	Salt River Agricultural Improvements and Power District, 5.00%, 1/1/39	1,957,380

		$4,585,023

Escrowed / Prerefunded — 12.9%

$7,500	Maricopa County, Single Family Mortgage Revenue, Escrowed to Maturity, 0.00%, 2/1/16	$6,224,850
6,500	Phoenix Industrial Development Authority, Single Family Mortgage Revenue, Escrowed to Maturity, 0.00%, 12/1/14(1)	5,637,905

		$11,862,755

General Obligations — 4.3%

$1,125	Puerto Rico, 0.00%, 7/1/18	$664,099
1,485	Tempe, 3.75%, 7/1/24	1,412,918
1,600	Tucson, 5.375%, 7/1/21	1,886,752

		$3,963,769

Health Care-Miscellaneous — 0.7%

$490	Yavapai County Industrial Development Authority, (West Yavapai Guidance Clinic), 6.25%, 12/1/36	$308,259
500	Yavapai County Industrial Development Authority, (West Yavapai Guidance Clinic), 6.625%, 8/15/24	359,475

		$667,734

Hospital — 10.8%

$2,000	Arizona Health Facilities Authority, (Banner Health System), 5.00%, 1/1/35	$1,657,720
1,275	Glendale Industrial Development Authority, (John C. Lincoln Health Network), 5.00%, 12/1/28	860,141
750	Glendale Industrial Development Authority, (John C. Lincoln Health Network), 5.00%, 12/1/32	481,110
500	Glendale Industrial Development Authority, (John C. Lincoln Health Network), 5.00%, 12/1/37	308,205
1,750	Maricopa County Industrial Development Authority, (Catholic Healthcare), 5.25%, 7/1/32	1,414,280
1,350	Maricopa County Industrial Development Authority, (Catholic Healthcare), 5.50%, 7/1/26	1,226,731
1,800	Maricopa County Industrial Development Authority, (Mayo Clinic), 5.00%, 11/15/36	1,574,280
2,000	Scottsdale Industrial Development Authority, (Scottsdale Healthcare), 5.25%, 9/1/30	1,664,440
1,000	Winslow Industrial Development Authority, (Winslow Memorial Hospital), 5.50%, 6/1/22	721,010

		$9,907,917

Industrial Development Revenue — 0.4%

$650	Phoenix Industrial Development Authority, (America West Airlines, Inc.), (AMT), 6.25%, 6/1/19	$405,100

		$405,100

Insured-Education — 2.8%

$1,000	North Campus Facilities LLC, (Northern Arizona University), (AMBAC), 5.00%, 6/1/25	$1,001,150
1,800	Northern Arizona University, (Research Projects), (AMBAC), 5.00%, 9/1/30	1,611,666

		$2,612,816

Insured-Electric Utilities — 4.0%

$750	Maricopa County Pollution Control Corp., (El Paso Electric Co.), (FGIC), 4.80%, 8/1/40	$587,932
1,000	Mesa Utility System, (FGIC), (MBIA), 5.00%, 7/1/23	1,056,940
760	Mesa Utility System, (FSA), 4.25%, 7/1/29	668,929
175	Pima County Industrial Development Authority, (Tucson Electric Power Co.), (FSA), 7.25%, 7/15/10	176,257
1,200	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/16	1,199,940

		$3,689,998

Insured-Escrowed / Prerefunded — 2.6%

$1,000	Maricopa County Industrial Development Authority, (Samaritan Health Services), (MBIA), Escrowed to Maturity, 7.00%, 12/1/16	$1,277,590
1,000	Pima County Industrial Development Authority, (Carondolet Health Care Corp.), (MBIA), Escrowed to Maturity, 5.25%, 7/1/11	1,099,440

		$2,377,030

See notes to financial statements

Eaton Vance Arizona Municipals Fund as of January 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-General Obligations — 7.8%

$400	Flagstaff, (AMBAC), 3.25%, 7/1/23	$352,240
1,000	Goodyear, (FSA), 4.25%, 7/1/37	845,360
1,300	Goodyear, (MBIA), 3.00%, 7/1/26	1,003,782
2,920	Maricopa County Elementary School District No. 3, (FSA), 5.00%, 7/1/25	3,144,548
1,200	Pinal County Unified School District No. 43, Apache Junction, (FSA), 5.00%, 7/1/24	1,252,548
580	Puerto Rico, (FSA), 5.25%, 7/1/27	574,571

		$7,173,049

Insured-Hospital — 3.3%

$1,195	Arizona Health Facilities Authority, (Arizona Healthcare Systems), (FGIC), (MBIA), 5.50%, 6/1/15	$1,251,117
2,000	Maricopa County Industrial Development Authority, (Mayo Clinic Hospital), (AMBAC), 5.25%, 11/15/37	1,786,620

		$3,037,737

Insured-Housing — 0.8%

$1,000	Phoenix Industrial Development Authority, Student Housing Revenue, (Downtown Phoenix Student, LLC), (AMBAC), 4.50%, 7/1/42	$777,300

		$777,300

Insured-Lease Revenue / Certificates of Participation — 2.7%

$1,000	Arizona State University, (Research Infrastructure Projects), (AMBAC), 5.00%, 9/1/30	$945,670
500	Nogales Municipal Development Authority, Inc., (MBIA), 4.50%, 6/1/31	342,255
1,500	Phoenix Civic Improvement Corp., (Civic Plaza), (FGIC), (MBIA), 0.00%, 7/1/41	1,084,590
130	Prescott Municipal Property Corp., (MBIA), 5.00%, 7/1/34	126,529

		$2,499,044

Insured-Special Tax Revenue — 13.4%

$1,000	Arizona Tourism and Sports Authority, (Multipurpose Stadium Facility), (MBIA), 4.50%, 7/1/24	$910,490
1,000	Arizona Tourism and Sports Authority, (Multipurpose Stadium Facility), (MBIA), 5.00%, 7/1/25	1,005,070
750	Arizona Tourism and Sports Authority, (Multipurpose Stadium Facility), (MBIA), 5.00%, 7/1/28	711,555
5,000	Downtown Phoenix Hotel Corp., (FGIC), (MBIA), 5.00%, 7/1/36	3,587,900
2,000	Glendale Transportation, Excise Tax Revenue, (MBIA), 4.50%, 7/1/32	1,780,800
2,040	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	1,824,658
3,670	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	141,148
680	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	58,847
1,345	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	108,219
1,080	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	80,546
2,000	Queen Creek, Excise Tax & State Shared Revenue, (MBIA), 5.00%, 8/1/27	1,847,660
320	Scottsdale, (Municipal Property Corp.), (AMBAC), 4.50%, 7/1/35	291,427

		$12,348,320

Insured-Transportation — 8.3%

$3,000	Phoenix Civic Improvement Corp., Airport Revenue, (FGIC), (MBIA), (AMT), 5.25%, 7/1/27	$2,600,490
1,725	Pima County, Street and Highway Revenue, (AMBAC), 3.25%, 7/1/22	1,527,936
1,900	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(2)	1,834,041
2,000	Puerto Rico Highway and Transportation Authority, (FGIC), 5.25%, 7/1/39	1,643,060

		$7,605,527

Insured-Water and Sewer — 0.9%

$950	Cottonwood Property Corp., Water Revenue, (XLCA), 5.00%, 7/1/29	$838,974

		$838,974

Lease Revenue / Certificates of Participation — 1.2%

$400	Arizona Game and Fish Department & Commission, (AGF Administration Building), 5.00%, 7/1/32	$348,652
750	Mohave County Industrial Development Authority, (Mohave Prison LLC), 8.00%, 5/1/25	778,808

		$1,127,460

Other Revenue — 2.7%

$1,750	Arizona Health Facilities Authority, (Blood Systems, Inc.), 4.75%, 4/1/25	$1,527,085
16,505	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	211,099

See notes to financial statements

Eaton Vance Arizona Municipals Fund as of January 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Other Revenue (continued)

10,765	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	68,142
1,000	Salt Verde Financial Corp., Senior Gas Revenue, 5.00%, 12/1/37	652,790

		$2,459,116

Senior Living / Life Care — 1.3%

$1,800	Arizona Health Facilities Authority, (Care Institute, Inc. – Mesa), 7.625%, 1/1/26(3)	$1,227,960

		$1,227,960

Special Tax Revenue — 7.1%

$250	Glendale Western Loop, (101 Public Facilities Corp.), 6.25%, 7/1/38	$255,597
1,000	Glendale Western Loop, (101 Public Facilities Corp.), 6.25%, 7/1/38	1,022,390
1,000	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	820,030
1,750	Scottsdale, (Municipal Property Corp.), 4.25%, 7/1/31	1,545,740
1,000	Scottsdale, (Municipal Property Corp.), 4.50%, 7/1/32	935,350
1,000	Scottsdale, (Municipal Property Corp.), 5.00%, 7/1/30	1,009,160
1,000	Tempe Transportation, Excise Tax Revenue, 5.00%, 7/1/33	983,340

		$6,571,607

Transportation — 3.3%

$3,000	Arizona Transportation Board, Highway Revenue, 5.00%, 7/1/32	$2,995,770

		$2,995,770

Total Tax-Exempt Investments — 99.4%
(identified cost $98,979,548)		$91,579,806

Other Assets, Less Liabilities — 0.6%		$537,691

Net Assets — 100.0%		$92,117,497

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CIFG Assurance North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Arizona municipalities. In addition, 10.7% of the Fund’s net assets at January 31, 2009 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2009, 46.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.9% to 23.1% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2)	Security represents the underlying municipal bond of a tender option bond trust (see Note 1I).

(3)	Security is in default with respect to scheduled principal payments.

See notes to financial statements

Eaton Vance Colorado Municipals Fund as of January 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.1%
Principal Amount
(000’s omitted)	Security	Value

Education — 2.9%

$1,000	Colorado Educational and Cultural Facilities Authority, (Alexander Dawson School), 5.30%, 2/15/29	$962,950

		$962,950

Electric Utilities — 3.8%

$500	Colorado Springs Utilities, 4.75%, 11/15/34	$472,275
500	Colorado Springs Utilities, 5.25%, 11/15/36	503,765
375	Puerto Rico Electric Power Authority, 5.00%, 7/1/25	319,391

		$1,295,431

Escrowed / Prerefunded — 9.0%

$500	Colorado Health Facilities Authority, (Portercare Adventist Health), Prerefunded to 11/15/11, 6.50%, 11/15/31	$575,205
3,000	Dawson Ridge Metropolitan District #1, Escrowed to Maturity, 0.00%, 10/1/22(1)	1,678,200
715	University of Colorado Hospital Authority, Prerefunded to 11/15/11, 5.60%, 11/15/25	788,345

		$3,041,750

Hospital — 9.9%

$500	Aspen Valley Hospital District, (Colorado Hospital), 5.00%, 10/15/26	$361,245
1,150	Colorado Health Facilities Authority, (Adventist Health/Sunbelt), 5.25%, 11/15/35	964,769
750	Colorado Health Facilities Authority, (Catholic Health Initiatives), 4.50%, 9/1/38	584,370
500	Colorado Health Facilities Authority, (Parkview Medical Center), 5.00%, 9/1/25	441,425
320	Colorado Health Facilities Authority, (Parkview Medical Center), 5.00%, 9/1/25	279,792
350	Colorado Health Facilities Authority, (Parkview Medical Center), 5.00%, 9/1/37	255,378
500	Colorado Health Facilities Authority, (Vail Valley Medical Center), 5.80%, 1/15/27	444,080

		$3,331,059

Housing — 5.8%

$975	Colorado Housing and Finance Authority, (Birchwood Manor Project), (GNMA), (AMT), 5.50%, 9/20/36	$881,634
790	Denver, Multi-Family Housing, (Bank Lofts), (FHA), (AMT), 6.15%, 12/1/16(2)	791,051
315	Lake Creek, (Affordable Housing Corp.), 6.25%, 12/1/23	265,283

		$1,937,968

Industrial Development Revenue — 5.5%

$500	Colorado Housing and Finance Authority, (Waste Management, Inc.), (AMT), 5.70%, 7/1/18	$419,465
120	Denver City and County Special Facilities, (United Airlines), (AMT), 5.25%, 10/1/32	62,848
320	Denver City and County Special Facilities, (United Airlines), (AMT), 5.75%, 10/1/32	179,747
530	Fort Collins, Pollution Control Revenue, (Anheuser-Busch Cos., Inc.), 4.70%, 9/1/40	420,815
340	Park Meadows Business Improvement District, 5.35%, 12/1/31	199,780
500	Puerto Rico Port Authority, (American Airlines, Inc.), (AMT), 6.25%, 6/1/26	228,935
525	Virgin Islands Public Financing Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	328,860

		$1,840,450

Insured-Education — 6.3%

$1,900	Colorado Educational and Cultural Facilities Authority, (University of Denver), (FGIC), (MBIA), 5.00%, 3/1/35	$1,825,026
610	Colorado School of Mines, (MBIA), 0.00%, 12/1/21	303,804

		$2,128,830

Insured-Electric Utilities — 5.6%

$750	Arkansas River Power Authority, (XLCA), 5.875%, 10/1/26	$725,535
750	Colorado Water Resources and Power Development Authority, (Fountaine Electric), (AGC), 5.25%, 12/1/38	737,730
230	Puerto Rico Electric Power Authority, (FGIC), (MBIA), 5.25%, 7/1/30	193,262
270	Puerto Rico Electric Power Authority, (FGIC), (MBIA), 5.25%, 7/1/34	223,063

		$1,879,590

Insured-General Obligations — 6.0%

$60	Castle Pines North Metropolitan District, (FSA), 5.00%, 12/1/27	$60,237
1,000	Castlewood Ranch Metropolitan District, (XLCA), 4.25%, 12/1/34	711,730

See notes to financial statements

Eaton Vance Colorado Municipals Fund as of January 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-General Obligations (continued)

665	McKay Landing Metropolitan District No. 2, (AMBAC), 4.25%, 12/1/36	522,657
500	Moffat County School District No. RE001, (FSA), 5.25%, 12/1/27	511,315
230	Puerto Rico, (FSA), 5.25%, 7/1/27	227,847

		$2,033,786

Insured-Hospital — 3.9%

$750	Colorado Health Facilities Authority, (Catholic Health), (FSA), 5.10%, 10/1/41	$651,825
750	Colorado Health Facilities Authority, (Poudre Valley Health Care, Inc.), (FSA), 5.25%, 3/1/40	647,033

		$1,298,858

Insured-Housing — 2.0%

$750	Denver City and County Housing Authority, Capital Fund Program Revenue, (Three Towers Rehabilitation Project), (FSA), (AMT), 5.20%, 11/1/27	$657,645

		$657,645

Insured-Special Tax Revenue — 9.4%

$500	Denver Convention Center, (XLCA), 4.75%, 12/1/35	$344,630
1,500	Denver Convention Center, (XLCA), 5.125%, 12/1/26	1,242,480
830	Regional Transportation District, (Fastracks Project), (AMBAC), 4.375%, 11/1/36	713,410
1,000	Sand Creek Metropolitan District, (XLCA), 5.375%, 12/1/27	869,900

		$3,170,420

Insured-Transportation — 17.7%

$1,000	Denver City and County, Airport Revenue, (MBIA), (AMT), 5.00%, 11/15/30	$817,360
2,750	E-470 Colorado Public Highway Authority, (MBIA), 0.00%, 9/1/16	1,670,515
1,500	Northwest Parkway Public Highway Authority, (FSA), Prerefunded to 6/15/11, 5.25%, 6/15/41	1,653,900
3,095	Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/18	1,827,010

		$5,968,785

Insured-Water and Sewer — 0.4%

$150	Colorado Water Resources and Power Development Authority, (Colorado UTE Electric Association), (FSA), 4.375%, 8/1/35	$128,841

		$128,841

Lease Revenue / Certificates of Participation — 1.5%

$500	Colorado Higher Education, Capital Construction, Lease Purchase Program, 5.50%, 11/1/27	$510,550

		$510,550

Senior Living / Life Care — 3.2%

$400	Colorado Health Facilities Authority, (Covenant Retirement Communities, Inc.), 5.00%, 12/1/35	$235,360
750	Colorado Health Facilities Authority, (Evangelical Lutheran Project), 5.25%, 6/1/36	556,020
425	Logan County Industrial Development, (TLC Care Choices, Inc.), 6.875%, 12/1/23(3)	279,357

		$1,070,737

Special Tax Revenue — 1.8%

$360	Bell Mountain Ranch Metropolitan District, 6.625%, 11/15/25	$297,234
350	Black Hawk, Device Tax, 5.00%, 12/1/18	299,341

		$596,575

Transportation — 1.6%

$300	Eagle County, (Eagle County Airport Terminal), (AMT), 5.25%, 5/1/20	$201,129
500	Walker Field Public Airport Authority, 4.75%, 12/1/27	338,955

		$540,084

Water and Sewer — 1.8%

$540	Colorado Water Resources and Power Development Authority, 5.50%, 9/1/22	$619,774

		$619,774

Total Tax-Exempt Investments — 98.1%
(identified cost $37,439,025)		$33,014,083

Other Assets, Less Liabilities — 1.9%		$640,948

Net Assets — 100.0%		$33,655,031

See notes to financial statements

Eaton Vance Colorado Municipals Fund as of January 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FHA - Federal Housing Administration

FSA - Financial Security Assurance, Inc.

GNMA - Government National Mortgage Association

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Colorado municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2009, 52.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.2% to 15.2% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2)	Security (or a portion thereof) has been pledged as collateral for open swap contracts.

(3)	Security is in default and is making only partial interest payments.

See notes to financial statements

Eaton Vance Connecticut Municipals Fund as of January 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 104.0%
Principal Amount
(000’s omitted)	Security	Value

Education — 11.8%

$1,000	Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/34	$907,820
2,500	Connecticut Health and Educational Facilities Authority, (University of Hartford), (RADIAN), 5.25%, 7/1/32	1,927,600
5,000	Connecticut Health and Educational Facilities Authority, (Yale University), 4.85%, 7/1/37(1)	4,946,650
4,220	Connecticut Health and Educational Facilities Authority, (Yale University), 5.00%, 7/1/42	4,224,811
1,350	University of Connecticut, 5.00%, 5/15/23	1,379,416

		$13,386,297

Electric Utilities — 2.6%

$1,830	Connecticut Development Authority, (Connecticut Light and Power), Pollution Control Revenue, (AMT), 5.95%, 9/1/28	$1,514,234
1,500	Connecticut Development Authority, Solid Waste Disposal, (PSEG Power LLC), (AMT), 5.75%, 11/1/37	1,077,780
500	Puerto Rico Electric Power Authority, 5.00%, 7/1/37	392,080

		$2,984,094

Escrowed / Prerefunded — 5.8%

$1,250	Connecticut Clean Water Fund, Escrowed to Maturity, 6.00%, 10/1/12	$1,368,162
3,010	Connecticut Clean Water Fund, Prerefunded to 10/1/11, 5.50%, 10/1/19	3,362,892
1,500	Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School), Prerefunded to 7/1/11, 5.25%, 7/1/31	1,657,665
170	Puerto Rico Public Finance Corp., Escrowed to Maturity, 6.00%, 8/1/26	204,706

		$6,593,425

General Obligations — 8.3%

$1,750	Connecticut, 0.00%, 11/1/09	$1,737,820
1,000	Fairfield, 5.00%, 1/1/23	1,116,120
1,475	North Haven, 5.00%, 7/15/23	1,624,462
1,490	North Haven, 5.00%, 7/15/25	1,610,273
1,065	Puerto Rico, 0.00%, 7/1/15	763,136
400	Redding, 5.50%, 10/15/18	477,156
650	Redding, 5.625%, 10/15/19	794,372
535	Wilton, 5.25%, 7/15/18(2)	647,751
535	Wilton, 5.25%, 7/15/19	638,490

		$9,409,580

Housing — 1.5%

$2,000	Connecticut Housing Finance Authority, (AMT), 5.15%, 5/15/38(3)	$1,714,160

		$1,714,160

Industrial Development Revenue — 7.6%

$400	Connecticut Development Authority, (Mystic Marinelife Aquarium), 4.75%, 5/1/42	$311,692
2,705	Connecticut Development Authority, Airport Facility, (Signature Flight), (AMT), 6.625%, 12/1/14	2,421,732
4,500	Eastern Connecticut Resource Recovery Authority, (Wheelabrator Lisbon), (AMT), 5.50%, 1/1/20	3,762,765
700	Puerto Rico Port Authority, (American Airlines, Inc.), (AMT), 6.25%, 6/1/26	320,509
1,350	Sprague Environmental Improvement, (International Paper Co.), (AMT), 5.70%, 10/1/21	960,377
1,320	Virgin Islands Public Financing Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	826,848

		$8,603,923

Insured-Education — 13.0%

$1,950	Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School), (AMBAC), 5.25%, 7/1/30	$2,013,570
2,050	Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School), (AMBAC), 5.25%, 7/1/31	2,101,783
1,000	Connecticut Health and Educational Facilities Authority, (Quinnipiac University), (BHAC), (MBIA), 5.00%, 7/1/37	983,560
2,500	Connecticut Health and Educational Facilities Authority, (Quinnipiac University), (MBIA), 5.75%, 7/1/33	2,556,400
5,305	Connecticut Health and Educational Facilities Authority, (Trinity College), (MBIA), 5.50%, 7/1/21	6,016,454
1,000	University of Connecticut, (FGIC), (MBIA), 5.00%, 2/15/24	1,047,570

		$14,719,337

Insured-Electric Utilities — 5.5%

$4,000	Puerto Rico Electric Power Authority, (FGIC), (MBIA), 5.25%, 7/1/35	$3,281,640
3,000	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/16	2,999,850

		$6,281,490

See notes to financial statements

Eaton Vance Connecticut Municipals Fund as of January 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Escrowed / Prerefunded — 6.8%

$1,500	Connecticut, (FSA), Prerefunded to 10/15/12, 5.00%, 10/15/19	$1,701,720
1,000	Connecticut Health and Educational Facilities Authority, (Greenwich Academy), (FSA), Prerefunded to 3/1/11, 5.00%, 3/1/32	1,091,240
515	Puerto Rico, (FGIC), Prerefunded to 7/1/12, 5.00%, 7/1/32	580,642
2,500	Puerto Rico Electric Power Authority, (FSA), Prerefunded to 7/1/10, 5.25%, 7/1/29(1)	2,687,895
1,500	Suffield, (MBIA), Prerefunded to 6/15/11, 4.75%, 6/15/21	1,630,020

		$7,691,517

Insured-General Obligations — 5.4%

$3,870	Bridgeport, (FGIC), (MBIA), 4.75%, 8/15/21	$3,471,119
1,000	Connecticut, (AMBAC), 5.25%, 6/1/20	1,168,670
1,000	New Britain, (MBIA), 6.00%, 3/1/12	1,066,670
405	Puerto Rico, (FSA), 5.25%, 7/1/27	401,209

		$6,107,668

Insured-Hospital — 2.4%

$2,000	Connecticut Health and Educational Facilities Authority, (Children’s Medical Center), (MBIA), 5.00%, 7/1/21	$1,807,000
1,000	Connecticut Health and Educational Facilities Authority, (William W. Backus Hospital), (FSA), 5.125%, 7/1/35	884,700

		$2,691,700

Insured-Housing — 0.7%

$985	Connecticut Housing Finance Authority, (AMBAC), 5.10%, 11/15/38	$845,603

		$845,603

Insured-Lease Revenue / Certificates of Participation — 2.3%

$2,740	Puerto Rico Public Buildings Authority, (AMBAC), 5.50%, 7/1/21	$2,637,332

		$2,637,332

Insured-Pooled Loans — 0.8%

$965	Connecticut Higher Education Supplemental Loan Authority, (MBIA), (AMT), 5.25%, 11/15/21	$931,630

		$931,630

Insured-Special Tax Revenue — 2.6%

$2,000	Connecticut Special Tax Transportation Infrastructure, (AMBAC), 5.00%, 7/1/24	$2,052,900
1,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	894,440

		$2,947,340

Insured-Transportation — 9.0%

$5,500	Connecticut Airport, (Bradley International Airport), (FGIC), (MBIA), (AMT), 5.125%, 10/1/26	$4,742,870
500	Guam International Airport Authority, (MBIA), 5.25%, 10/1/23	471,295
3,900	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	3,764,611
1,750	Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/16	1,183,228

		$10,162,004

Insured-Water and Sewer — 5.3%

$1,000	Connecticut Development Authority, (Aquarion Water Co. of Connecticut), (XLCA), 4.70%, 7/1/36	$702,460
1,000	Connecticut Development Authority, (Aquarion Water Co. of Connecticut), (XLCA), 5.10%, 9/1/37	757,560
3,420	South Central Connecticut Regional Water Authority, (MBIA), 5.25%, 8/1/24	3,597,669
1,000	South Central Connecticut Regional Water Authority, (MBIA), 5.25%, 8/1/32	988,030

		$6,045,719

Lease Revenue / Certificates of Participation — 1.9%

$1,830	Puerto Rico Public Finance Corp., (Commonwealth Appropriation), Escrowed to Maturity, 6.00%, 8/1/26	$2,163,737

		$2,163,737

Other Revenue — 0.2%

$8,700	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$111,273
16,465	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	104,224

		$215,497

Senior Living / Life Care — 0.6%

$1,000	Connecticut Development Authority, (Alzheimers Resource Center), 5.50%, 8/15/27	$633,500

		$633,500

See notes to financial statements

Eaton Vance Connecticut Municipals Fund as of January 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Solid Waste — 2.0%

$2,750	Connecticut Resource Recovery Authority, (American REF-FUEL Co.), (AMT), 6.45%, 11/15/22	$2,297,708

		$2,297,708

Special Tax Revenue — 7.5%

$3,180	Connecticut Special Tax Obligation, Transportation Infrastructure, 6.125%, 9/1/12	$3,524,744
2,000	Connecticut Special Tax Obligation, Transportation Infrastructure, 6.50%, 10/1/12	2,324,540
3,235	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	2,652,797

		$8,502,081

Transportation — 0.4%

$500	Puerto Rico Highway and Transportation Authority, 5.50%, 7/1/15	$489,415

		$489,415

Total Tax-Exempt Investments — 104.0%
(identified cost $124,575,737)		$118,054,757

Other Assets, Less Liabilities — (4.0)%		$(4,587,804)

Net Assets — 100.0%		$113,466,953

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC - Berkshire Hathaway Assurance Corp.

CIFG - CIFG Assurance North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

RADIAN - Radian Group, Inc.

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Connecticut municipalities. In addition, 22.6% of the Fund’s net assets at January 31, 2009 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2009, 51.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.8% to 30.1% of total investments.

(1)	Security represents the underlying municipal bond of a tender option bond trust (see Note 1I).

(2)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(3)	Security (or a portion thereof) has been pledged as collateral for open swap contracts.

See notes to financial statements

Eaton Vance Michigan Municipals Fund as of January 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 103.5%
Principal Amount
(000’s omitted)	Security	Value

Education — 1.2%

$750	Michigan Higher Education Facilities Authority, (Hillsdale College), 5.00%, 3/1/35	$622,973

		$622,973

Electric Utilities — 1.5%

$1,000	Puerto Rico Electric Power Authority, 5.00%, 7/1/37	$784,160

		$784,160

Escrowed / Prerefunded — 7.7%

$530	Macomb County Hospital Finance Authority, (Mount Clemens General Hospital), Prerefunded to 11/15/13, 5.875%, 11/15/34	$631,935
1,250	Michigan Higher Education Facilities Authority, (Creative Studies), Prerefunded to 6/1/12, 5.85%, 12/1/22	1,422,975
750	Michigan Hospital Finance Authority, (Sparrow Obligation Group), Prerefunded to 11/15/11, 5.625%, 11/15/36	848,437
1,000	Puerto Rico Highway and Transportation Authority, Prerefunded to 7/1/16, 5.00%, 7/1/36	1,203,210

		$4,106,557

General Obligations — 2.0%

$500	Kent County Building Authority, 5.50%, 6/1/26(1)	$572,105
570	Puerto Rico Public Buildings Authority, (Commonwealth Guaranteed), 5.25%, 7/1/29	487,179

		$1,059,284

Hospital — 18.7%

$500	Allegan Hospital Finance Authority, (Allegan General Hospital), 7.00%, 11/15/21	$437,695
410	Gaylord Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.20%, 1/1/25	317,980
690	Kent Hospital Finance Authority, (Spectrum Health), 5.50%, 1/15/47	721,112
170	Mecosta County, (Michigan General Hospital), 5.75%, 5/15/09	169,857
2,000	Michigan Hospital Finance Authority, (Central Michigan Community Hospital), 6.25%, 10/1/27	1,676,080
1,500	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.25%, 11/15/46	984,375
1,105	Michigan Hospital Finance Authority, (McLaren Healthcare), 5.00%, 8/1/35	795,379
500	Michigan Hospital Finance Authority, (Mid Michigan Obligation Group), 5.00%, 4/15/36	383,260
1,500	Michigan Hospital Finance Authority, (Oakwood Hospital System), 5.75%, 4/1/32	1,228,185
1,500	Michigan Hospital Finance Authority, (Oakwood Obligation Group), 5.00%, 7/15/37	1,079,775
1,300	Michigan Hospital Finance Authority, (Sparrow Obligation Group), 5.00%, 11/15/36	930,085
950	Michigan Hospital Finance Authority, (Trinity Health), 5.00%, 8/15/34	821,626
575	Monroe County Hospital Finance Authority, (Mercy Memorial Hospital Corp.), 5.375%, 6/1/26	362,848

		$9,908,257

Housing — 2.4%

$1,435	Michigan Housing Development Authority, (AMT), 5.20%, 6/1/39	$1,284,540

		$1,284,540

Insured-Education — 2.7%

$1,500	Wayne University, (MBIA), 5.00%, 11/15/37	$1,455,345

		$1,455,345

Insured-Electric Utilities — 3.7%

$300	Michigan Strategic Fund, (Detroit Edison Co.), (FGIC), (MBIA), 6.95%, 5/1/11	$324,027
2,000	Michigan Strategic Fund, (Detroit Edison Co.), (MBIA), (AMT), 5.55%, 9/1/29	1,659,560

		$1,983,587

Insured-Escrowed / Prerefunded — 4.4%

$2,000	Detroit School District, (FGIC), Prerefunded to 5/1/13, 5.25%, 5/1/28	$2,312,760

		$2,312,760

Insured-General Obligations — 31.8%

$850	Allen Park Public School District, (FSA), 4.25%, 5/1/29(2)	$748,195
1,005	Brighton School District, (AMBAC), 0.00%, 5/1/18	695,008
2,450	Detroit City School District, (FSA), 5.25%, 5/1/32	2,296,728
1,000	Detroit City School District, (FSA), 6.00%, 5/1/29	1,107,760
1,000	Healthsource Saginaw, Inc., Saginaw County, (MBIA), 5.00%, 5/1/29	954,570
1,900	Holland School District, (AMBAC), 0.00%, 5/1/17	1,367,373
2,410	Okemos Public School District, (MBIA), 0.00%, 5/1/16	1,843,891
500	Otsego Public School District, (FSA), 4.25%, 5/1/34	422,425
2,790	Parchment School District, (MBIA), 5.00%, 5/1/25	2,962,673

See notes to financial statements

Eaton Vance Michigan Municipals Fund as of January 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-General Obligations (continued)

1,400	Redford Union School District No. 1, (AMBAC), 5.00%, 5/1/22	1,519,392
1,250	Van Dyke Public Schools, (FSA), 5.00%, 5/1/38	1,212,537
1,965	Woodhaven Brownstown School District, (FSA), 4.00%, 5/1/27	1,734,447

		$16,864,999

Insured-Housing — 0.1%

$40	Michigan Housing Development Authority, Rental Housing, (MBIA), (AMT), 5.30%, 10/1/37	$34,910

		$34,910

Insured-Lease Revenue / Certificates of Participation — 1.5%

$3,000	Michigan Building Authority, (FGIC), (FSA), 0.00%, 10/15/29	$823,740

		$823,740

Insured-Transportation — 4.8%

$1,000	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(3)	$965,285
2,000	Wayne Charter County Airport, (MBIA), (AMT), 5.00%, 12/1/28	1,601,660

		$2,566,945

Insured-Water and Sewer — 3.5%

$2,500	Detroit Sewer Disposal System, (MBIA), 4.50%, 7/1/35	$1,833,900

		$1,833,900

Lease Revenue / Certificates of Participation — 1.9%

$1,000	Michigan Building Authority, 6.00%, 10/15/38	$1,031,060

		$1,031,060

Other Revenue — 1.2%

$1,090	Michigan Tobacco Settlement Finance Authority, 6.00%, 6/1/48	$641,432

		$641,432

Special Tax Revenue — 8.2%

$3,050	Detroit, Downtown Tax Increment, 0.00%, 7/1/16	$2,105,903
2,000	Detroit, Downtown Tax Increment, 0.00%, 7/1/20	1,022,740
10,000	Puerto Rico Sales Tax Financing, 0.00%, 8/1/56	323,100
1,090	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	893,833

		$4,345,576

Transportation — 5.7%

$3,000	Kent County Airport Facility, 5.00%, 1/1/25(3)	$3,009,765

		$3,009,765

Water and Sewer — 0.5%

$250	Michigan Municipal Bond Authority, (Clean Water Revenue), 5.25%, 10/1/11	$275,268

		$275,268

Total Tax-Exempt Investments — 103.5%
(identified cost $58,364,045)		$54,945,058

Other Assets, Less Liabilities — (3.5)%		$(1,842,383)

Net Assets — 100.0%		$53,102,675

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CIFG Assurance North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2009, 50.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.8% to 23.1% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2)	Security (or a portion thereof) has been pledged as collateral for open swap contracts.

(3)	Security represents the underlying municipal bond of a tender option bond trust (see Note 1I).

See notes to financial statements

Eaton Vance Minnesota Municipals Fund as of January 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 97.3%
Principal Amount
(000’s omitted)	Security	Value

Education — 11.5%

$750	Minnesota Higher Education Facilities Authority, (Augsburg College), 5.00%, 5/1/36	$516,023
1,000	Minnesota Higher Education Facilities Authority, (Carleton College), 5.00%, 1/1/28	1,007,120
1,250	Minnesota Higher Education Facilities Authority, (Hamline University), 6.00%, 10/1/29	1,067,787
1,030	Minnesota Higher Education Facilities Authority, (Macalester College), 4.25%, 3/1/27	942,038
1,500	Minnesota Higher Education Facilities Authority, (Macalester College), 4.25%, 3/1/32	1,279,500
575	Minnesota Higher Education Facilities Authority, (Minneapolis College of Art), 5.375%, 5/1/21	486,082
900	Minnesota Higher Education Facilities Authority, (St. Olaf College), 4.50%, 10/1/32	717,840
1,380	St. Cloud Housing and Redevelopment Authority, (University Foundation), 5.00%, 5/1/23	1,408,525
1,000	University of Minnesota, 5.125%, 4/1/34(1)	1,009,010
1,000	University of Minnesota, (State Supported Stadium Debt), 5.00%, 8/1/29	1,006,840

		$9,440,765

Electric Utilities — 5.0%

$500	Minnesota Municipal Power Agency, 4.75%, 10/1/32	$407,655
750	Minnesota Municipal Power Agency, 5.00%, 10/1/34	628,747
2,000	Minnesota Municipal Power Agency, 5.00%, 10/1/35	1,662,700
500	Puerto Rico Electric Power Authority, 5.00%, 7/1/37	392,080
1,000	Rochester Electric, Utility Revenue, 5.00%, 12/1/30	989,450

		$4,080,632

Escrowed / Prerefunded — 7.4%

$1,980	Chaska Electric, Prerefunded to 10/1/10, 6.10%, 10/1/30	$2,146,914
500	Columbia Heights, Multi-Family Mortgage Revenue, (Housing Crest), (GNMA), Prerefunded to 10/20/12, 6.625%, 4/20/43	618,255
1,980	Rochester Electric, Prerefunded to 12/1/10, 5.25%, 12/1/30	2,138,776
1,000	St. Louis Park, Health Care Facilities Revenue, (Nicollet Health Services), Prerefunded to 7/1/14, 5.25%, 7/1/30	1,178,780

		$6,082,725

General Obligations — 13.3%

$1,000	Burnsville Independent School District No. 191, 4.75%, 2/1/29	$987,290
750	Dakota County Community Development Agency, (Senior Housing Facilities), 5.00%, 1/1/21	773,580
500	Dakota County Community Development Agency, (Senior Housing Facilities), 5.125%, 1/1/35	455,005
2,000	Duluth, 5.00%, 2/1/34	1,985,880
2,000	Fairmont Independent School District No. 2752, (Alternative Facilities), 5.00%, 2/1/34	1,983,080
825	Minneapolis and St. Paul General Obligation, Metropolitan Airport Commission, (AMT), 4.50%, 1/1/15(2)	831,460
1,000	Minnesota, 5.00%, 11/1/26	1,041,650
1,000	St. Michael Independent School District No. 885, 4.50%, 2/1/28	960,460
1,500	Washington County, 3.50%, 2/1/28	1,219,650
750	Zumbrota-Mazeppa Independent School District No. 2805, 4.50%, 2/1/28	731,287

		$10,969,342

Hospital — 6.3%

$1,000	Douglas County, (Douglas County Hospital Project), 6.25%, 7/1/38	$790,390
1,000	Maple Grove Health Care System, (Maple Grove Hospital Corp.), 5.25%, 5/1/37	821,980
700	Martin County, (Fairmont Community Hospital Association), 6.625%, 9/1/22	578,445
500	Northfield, 5.375%, 11/1/31	355,945
1,500	Rochester Health Care Facilities, (Mayo Clinic), 5.00%, 11/15/36	1,315,590
500	Shakopee Health Care Facilities, (St. Francis Regional Medical Center), 5.25%, 9/1/34	394,730
1,000	St. Louis Park, Health Care Facilities Revenue, (Nicollet Health Services), 5.75%, 7/1/30	892,190

		$5,149,270

Housing — 5.6%

$500	Minneapolis, Multi-Family Housing, (Bottineau Commons), (AMT), 5.45%, 4/20/43	$448,245
1,000	Minnesota Housing Finance Agency, (AMT), 4.80%, 7/1/38	799,350
1,000	Minnesota Housing Finance Agency, (AMT), 4.85%, 7/1/38	805,100
500	Minnesota Housing Finance Agency, (AMT), 5.00%, 8/1/40	412,615
995	Minnesota Housing Finance Agency, (AMT), 5.25%, 7/1/33	880,227
1,650	Minnetonka, Multi-Family Housing, (Archer Heights Apartments), (AMT), 6.00%, 1/20/27	1,249,314

		$4,594,851

See notes to financial statements

Eaton Vance Minnesota Municipals Fund as of January 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Industrial Development Revenue — 0.8%

$1,000	Cloquet, (Potlach Corp.), 5.90%, 10/1/26	$656,010

		$656,010

Insured-Education — 0.6%

$500	Minnesota State Colleges and University, (St. Cloud State University), (FSA), 5.00%, 10/1/19	$535,380

		$535,380

Insured-Electric Utilities — 12.2%

$1,000	Northern Municipal Power Agency, (AGC), 5.00%, 1/1/21	$1,025,280
1,150	Puerto Rico Electric Power Authority, (FGIC), (MBIA), 5.25%, 7/1/34	950,084
2,000	Rochester Electric, (MBIA), 4.50%, 12/1/26	1,930,840
950	Southern Minnesota Municipal Power Agency, (MBIA), 0.00%, 1/1/21	577,495
10,000	Southern Minnesota Municipal Power Agency, (MBIA), 0.00%, 1/1/25	4,605,600
1,000	Western Minnesota Municipal Power Agency, (FSA), 5.00%, 1/1/36	971,150

		$10,060,449

Insured-Escrowed / Prerefunded — 3.7%

$1,270	Hopkins Housing and Redevelopment Authority, (Public Works and Fire Station), (MBIA), Prerefunded to 2/1/13, 5.00%, 2/1/20	$1,446,365
1,500	Minneapolis and St. Paul Metropolitan Airport Commission, (FGIC), Prerefunded to 1/1/11, 5.25%, 1/1/32(3)	1,612,680

		$3,059,045

Insured-General Obligations — 7.8%

$1,525	Alexandria Independent School District No. 206, (FSA), 5.00%, 2/1/27	$1,568,417
2,245	Cambridge Independent School District No. 911, (MBIA), 0.00%, 2/1/29	676,194
400	Chaska Independent School District No. 112, (MBIA), 4.50%, 2/1/28	387,576
705	Fergus Falls Independent School District No. 544, (FSA), 4.625%, 1/1/28	694,051
1,000	Rosemount Independent School District No. 196, (FSA), 5.00%, 2/1/23	1,037,450
1,000	Spring Lake Park Independent School District No. 16, (FSA), 5.00%, 2/1/22	1,065,960
1,000	St. Francis Independent School District No. 15, (MBIA), 5.00%, 2/1/27	977,940

		$6,407,588

Insured-Hospital — 4.6%

$2,000	Minneapolis Health Care System, (Fairview Health Services), (AMBAC), 5.00%, 11/15/34	$1,590,220
2,000	Minnesota Agricultural and Economic Development Board, (Essentia Health), (AGC), 5.00%, 2/15/37	1,722,900
450	Plymouth, (Westhealth), (FSA), 6.25%, 6/1/16	452,147

		$3,765,267

Insured-Other Revenue — 0.9%

$800	St. Paul Housing and Redevelopment Authority, (Block 19), (FSA), 5.35%, 8/1/29	$734,712

		$734,712

Insured-Special Tax Revenue — 3.3%

$2,000	St. Paul, Sales Tax Revenue, (XLCA), 5.00%, 11/1/30	$1,771,900
1,000	Washington County Housing and Redevelopment Authority, (Annual Appropriation), (MBIA), 5.50%, 2/1/32	978,300

		$2,750,200

Insured-Transportation — 3.3%

$1,000	Minneapolis and St. Paul Metropolitan Airport Commission, (AMBAC), (AMT), 5.00%, 1/1/22	$907,590
2,000	Minneapolis and St. Paul Metropolitan Airport Commission, (AMBAC), (BHAC), 4.50%, 1/1/32	1,829,220

		$2,736,810

Miscellaneous — 2.5%

$2,000	Minneapolis Art Center Facilities, (Walker Art Center), 5.125%, 7/1/21	$2,056,680

		$2,056,680

Senior Living / Life Care — 1.4%

$670	Minneapolis, (Walker Methodist Senior Services), 6.00%, 11/15/28	$451,138
975	St. Paul Housing and Redevelopment Authority, (Care Institute, Inc. – Highland), 8.75%, 11/1/24(4)	743,525

		$1,194,663

See notes to financial statements

Eaton Vance Minnesota Municipals Fund as of January 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Special Tax Revenue — 4.6%

$2,000	Hennepin County, Sales Tax Revenue, 4.75%, 12/15/33	$1,923,660
2,000	Hennepin County, Sales Tax Revenue, 4.75%, 12/15/37	1,903,400

		$3,827,060

Water Revenue — 2.5%

$2,000	Minnesota Public Facilities Authority, Clean Water Revenue, 5.00%, 3/1/26	$2,081,940

		$2,081,940

Total Tax-Exempt Investments — 97.3%
(identified cost $84,124,246)		$80,183,389

Other Assets, Less Liabilities — 2.7%		$2,196,998

Net Assets — 100.0%		$82,380,387

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC - Berkshire Hathaway Assurance Corp.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

GNMA - Government National Mortgage Association

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Minnesota municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2009, 37.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.2% to 15.6% of total investments.

(1)	When-issued security.

(2)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(3)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(4)	Security is in default with respect to scheduled principal payments.

See notes to financial statements

Eaton Vance New Jersey Municipals Fund as of January 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 109.9%
Principal Amount
(000’s omitted)	Security	Value

Education — 7.4%

$750	New Jersey Educational Facilities Authority, (Georgian Court University), 5.00%, 7/1/27	$666,653
750	New Jersey Educational Facilities Authority, (Georgian Court University), 5.00%, 7/1/33	624,353
660	New Jersey Educational Facilities Authority, (Georgian Court University), 5.25%, 7/1/37	553,278
4,035	New Jersey Educational Facilities Authority, (Princeton University), 4.50%, 7/1/37(1)	3,836,276
10,125	New Jersey Educational Facilities Authority, (Princeton University), 4.50%, 7/1/38(1)	9,602,995
1,025	New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.00%, 7/1/27	790,357
880	New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.00%, 7/1/34	627,519

		$16,701,431

Electric Utilities — 0.8%

$2,500	Salem County Pollution Control Financing, (Public Service Enterprise Group, Inc.), (AMT), 5.75%, 4/1/31	$1,745,925

		$1,745,925

General Obligations — 0.7%

$1,705	Gloucester County Improvement Authority, (Landfill Project), 4.50%, 3/1/30	$1,563,383

		$1,563,383

Health Care-Miscellaneous — 0.4%

$1,035	New Jersey Economic Development Authority, (Hudson County Occupational Center), 6.50%, 7/1/18	$829,201

		$829,201

Hospital — 15.3%

$430	Camden County Improvement Authority, (Cooper Health System), 5.00%, 2/15/25	$296,180
1,700	Camden County Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	1,016,736
1,200	Camden County Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	823,572
2,250	Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/34	1,524,555
5,940	New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 5.00%, 7/1/27	5,240,684
455	New Jersey Health Care Facilities Financing Authority, (Atlantic City Medical Center), 5.75%, 7/1/25	448,093
8,145	New Jersey Health Care Facilities Financing Authority, (Atlanticare Regional Medical Center), 5.00%, 7/1/37	6,495,067
1,250	New Jersey Health Care Facilities Financing Authority, (Capital Health System), 5.00%, 7/1/26	1,012,950
3,000	New Jersey Health Care Facilities Financing Authority, (Capital Health System), 5.25%, 7/1/17	2,950,830
2,625	New Jersey Health Care Facilities Financing Authority, (Capital Health System), 5.375%, 7/1/33	2,015,029
2,700	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), 6.00%, 1/1/25	2,710,503
1,505	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), 6.00%, 1/1/34	1,411,765
2,000	New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.75%, 7/1/31	1,849,580
2,075	New Jersey Health Care Facilities Financing Authority, (South Jersey Hospital), 5.00%, 7/1/26	1,744,598
7,015	New Jersey Health Care Facilities Financing Authority, (South Jersey Hospital), 5.00%, 7/1/46	5,112,532

		$34,652,674

Housing — 5.1%

$5,435	New Jersey Housing & Mortgage Finance Agency, (Single Family Housing), (AMT), 4.70%, 10/1/37	$4,251,638
3,000	New Jersey Housing & Mortgage Finance Agency, (Single Family Housing), (AMT), 4.95%, 10/1/32	2,544,030
635	New Jersey Housing & Mortgage Finance Agency, (Single Family Housing), (AMT), 5.00%, 10/1/36	582,339
5,215	New Jersey Housing & Mortgage Finance Agency, (Single Family Housing), (AMT), 5.00%, 10/1/37	4,272,910

		$11,650,917

Industrial Development Revenue — 6.0%

$2,900	Middlesex County Pollution Control Authority, (Amerada Hess), 6.05%, 9/15/34	$2,600,488
6,780	New Jersey Economic Development Authority, (Anheuser-Busch Cos., Inc.), (AMT), 4.95%, 3/1/47	4,261,976
1,875	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.25%, 9/15/29	1,179,844
1,875	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 9.00%, 6/1/33	1,517,212
6,465	Virgin Islands Public Financing Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	4,049,676

		$13,609,196

See notes to financial statements

Eaton Vance New Jersey Municipals Fund as of January 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Education — 4.2%

$9,690	New Jersey Educational Facilities Authority, (College of New Jersey), (FSA), 5.00%, 7/1/35(1)	$9,550,076

		$9,550,076

Insured-Electric Utilities — 1.9%

$2,000	Puerto Rico Electric Power Authority, (FGIC), (MBIA), 5.25%, 7/1/35	$1,640,820
2,600	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/16	2,599,870

		$4,240,690

Insured-Escrowed / Prerefunded — 2.3%

$2,520	New Jersey Health Care Facilities Financing Authority, (St. Barnabas Corp.), (MBIA), Escrowed to Maturity, 0.00%, 7/1/23	$1,384,891
3,550	Puerto Rico Electric Power Authority, (FSA), Prerefunded to 7/1/10, 5.25%, 7/1/29(1)	3,817,129

		$5,202,020

Insured-Gas Utilities — 4.2%

$10,000	New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), (FGIC), (MBIA), (AMT), 4.90%, 10/1/40	$9,600,800

		$9,600,800

Insured-General Obligations — 6.2%

$3,050	Hudson County Improvements Authority, (MBIA), 0.00%, 12/15/35	$555,557
3,100	Hudson County Improvements Authority, (MBIA), 0.00%, 12/15/36	528,550
5,350	Irvington Township, (FSA), 0.00%, 7/15/22	2,733,957
5,350	Irvington Township, (FSA), 0.00%, 7/15/23	2,530,443
10,965	Jackson Township School District, (MBIA), 2.50%, 6/15/27	7,768,593

		$14,117,100

Insured-Hospital — 4.7%

$4,250	New Jersey Economic Development Authority, (Hillcrest Health Services), (AMBAC), 0.00%, 1/1/19	$2,626,755
10,970	New Jersey Economic Development Authority, (St. Barnabas Medical Center), (MBIA), 0.00%, 7/1/26	3,275,751
1,325	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), (AGC), 5.25%, 1/1/36	1,257,319
2,420	New Jersey Health Care Facilities Financing Authority, (Meridian Health Center), Series II, (AGC), 5.00%, 7/1/38	2,305,389
3,480	New Jersey Health Care Facilities Financing Authority, (St. Barnabas Corp.), (MBIA), 0.00%, 7/1/23	1,175,544

		$10,640,758

Insured-Lease Revenue / Certificates of Participation — 2.4%

$2,000	New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	$2,013,500
2,745	Newark Housing Authority, (Newark Marine Terminal), (MBIA), 5.00%, 1/1/32	2,510,550
1,000	South Jersey Port Corp., (Marine Terminal), (AGC), 5.75%, 1/1/34	1,015,050

		$5,539,100

Insured-Special Tax Revenue — 8.8%

$5,000	Garden Preservation Trust and Open Space and Farmland, (FSA), 0.00%, 11/1/22	$2,679,750
7,870	Garden Preservation Trust and Open Space and Farmland, (FSA), 0.00%, 11/1/24	3,644,046
2,000	New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (MBIA), 5.25%, 7/1/26	2,004,440
12,590	New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	4,295,079
5,890	New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	1,857,647
5,020	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	4,490,089
5,445	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	209,415
2,260	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	195,580
4,480	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	360,461
3,580	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	266,996

		$20,003,503

Insured-Student Loan — 2.6%

$6,000	New Jersey Higher Education Assistance Authority, (AGC), 6.125%, 6/1/30	$6,009,960

		$6,009,960

See notes to financial statements

Eaton Vance New Jersey Municipals Fund as of January 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Transportation — 5.5%

$8,830	New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), 4.75%, 12/15/37(2)	$7,795,565
16,195	New Jersey Transportation Trust Fund Authority, (Transportation System), (BHAC), (FGIC), 0.00%, 12/15/31(3)	4,655,253

		$12,450,818

Insured-Water and Sewer — 6.1%

$830	Middlesex County Utilities Authority, (MBIA), 6.25%, 8/15/10	$859,822
9,805	New Jersey Economic Development Authority, (United Water New Jersey, Inc.), (AMBAC), (AMT), 4.875%, 11/1/25	7,976,073
13,840	North Hudson Sewer Authority, (MBIA), 0.00%, 8/1/25	5,134,225

		$13,970,120

Lease Revenue / Certificates of Participation — 7.3%

$720	Atlantic City Public Facilities Lease Agreement, 8.875%, 1/15/14	$828,216
785	Atlantic City Public Facilities Lease Agreement, 8.875%, 1/15/15	913,701
1,650	New Jersey Economic Development Authority, (Economic Recovery), Contract Lease, 0.00%, 9/15/09	1,638,615
5,500	New Jersey Economic Development Authority, (Economic Recovery), Contract Lease, 0.00%, 3/15/13	4,991,855
9,000	New Jersey Health Care Facilities Financing Authority, (Contract Hospital Asset Transportation Program), 5.25%, 10/1/38	8,132,130

		$16,504,517

Other Revenue — 2.2%

$16,000	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$204,640
34,960	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	221,297
12,800	Tobacco Settlement Financing Corp., 0.00%, 6/1/41	414,976
7,875	Tobacco Settlement Financing Corp., 5.00%, 6/1/41	4,130,122

		$4,971,035

Senior Living / Life Care — 2.7%

$1,345	New Jersey Economic Development Authority, (Cranes Mill, Inc.), 5.875%, 7/1/28	$1,067,177
2,230	New Jersey Economic Development Authority, (Cranes Mill, Inc.), 6.00%, 7/1/38	1,667,393
3,390	New Jersey Economic Development Authority, (Forsgate), (AMT), 8.625%, 6/1/25(4)	2,347,846
1,935	New Jersey Economic Development Authority, (Seabrook Village), 5.25%, 11/15/36	1,137,122

		$6,219,538

Special Tax Revenue — 2.1%

$300	New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/27	$225,516
525	New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/37	357,299
5,085	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	4,169,853

		$4,752,668

Transportation — 9.1%

$19,000	Port Authority of New York and New Jersey, 6.125%, 6/1/94	$20,630,010

		$20,630,010

Water and Sewer — 1.9%

$5,170	New Jersey Economic Development Authority, (Atlantic City Sewer), (AMT), 5.45%, 4/1/28	$4,408,252

		$4,408,252

Total Tax-Exempt Investments — 109.9%
(identified cost $285,554,712)		$249,563,692

Other Assets, Less Liabilities — (9.9)%		$(22,556,782)

Net Assets — 100.0%		$227,006,910

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC - Berkshire Hathaway Assurance Corp.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

See notes to financial statements

Eaton Vance New Jersey Municipals Fund as of January 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2009, 44.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.9% to 16.0% of total investments.

(1)	Security represents the underlying municipal bond of a tender option bond trust (see Note 1I).

(2)	Security (or a portion thereof) has been pledged as collateral for inverse floating-rate security transactions.

(3)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(4)	Security is in default and making only partial interest payments.

See notes to financial statements

Eaton Vance Pennsylvania Municipals Fund as of January 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 106.2%
Principal Amount
(000’s omitted)	Security	Value

Bond Bank — 2.0%

$5,000	Delaware Valley Regional Finance Authority, 5.75%, 7/1/32	$5,123,300

		$5,123,300

Cogeneration — 2.2%

$1,055	Carbon County Industrial Development Authority, (Panther Creek Partners), (AMT), 6.65%, 5/1/10	$1,071,901
5,000	Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.50%, 1/1/13	3,966,300
1,000	Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.60%, 1/1/19	736,410

		$5,774,611

Education — 5.5%

$1,150	Allegheny County Higher Education Building Authority, (Duquesne University), 5.00%, 3/1/33	$1,019,096
2,000	Lancaster Higher Education Authority, (Franklin & Marshall College), 5.00%, 4/15/37	1,789,120
3,000	Northampton County General Purpose Authority, (Lafayette College), 5.00%, 11/1/34	2,974,020
1,000	Pennsylvania Higher Educational Facilities Authority, (La Salle University), 5.00%, 5/1/37	698,050
5,050	Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), 4.75%, 7/15/35(1)	4,759,827
3,500	Pennsylvania State University, 4.50%, 8/15/36	3,129,245

		$14,369,358

Electric Utilities — 0.7%

$2,250	York County Industrial Development Authority, Pollution Control Revenue, (Public Service Enterprise Group, Inc.), 5.50%, 9/1/20	$1,967,940

		$1,967,940

Escrowed / Prerefunded — 2.1%

$2,000	Allegheny County Industrial Development Authority, (Residential Resources, Inc.), Prerefunded to 9/1/11, 6.50%, 9/1/21	$2,268,820
675	Allegheny County Industrial Development Authority, (Residential Resources, Inc.), Prerefunded to 9/1/11, 6.60%, 9/1/31	767,441
1,210	Bucks County Industrial Development Authority, (Pennswood), Prerefunded to 10/1/12, 6.00%, 10/1/27	1,414,406
1,000	Lancaster County Hospital Authority, (Lancaster General Hospital), Prerefunded to 9/15/13, 5.50%, 3/15/26	1,160,960

		$5,611,627

General Obligations — 0.8%

$1,000	Chester County, 5.00%, 7/15/27(2)	$1,041,330
1,000	Radnor Township, 5.125%, 7/15/34	997,860

		$2,039,190

Hospital — 8.9%

$3,060	Hazelton Health Services Authority, (Hazelton General Hospital), 5.50%, 7/1/27	$2,036,614
2,895	Lancaster County Hospital Authority, (Lancaster General Hospital), 4.50%, 3/15/36	2,183,467
1,000	Lancaster County Hospital Authority, (Lancaster General Hospital), 5.00%, 3/15/22	986,230
2,150	Lebanon County Health Facility Authority, (Good Samaritan Hospital), 6.00%, 11/15/35	1,618,584
5,000	Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 5.25%, 7/1/32	4,208,350
1,000	Monroe County Hospital Authority, (Pocono Medical Center), 5.25%, 1/1/43	664,940
4,100	Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 6.00%, 1/15/31	4,072,653
7,180	Philadelphia Hospitals and Higher Education Facilities Authority, (Children’s Hospital), 4.50%, 7/1/37	5,546,335
1,885	Washington County Hospital Authority, (Monongahela Hospital), 5.50%, 6/1/17	1,934,443

		$23,251,616

Housing — 6.8%

$1,445	Allegheny County Residential Finance Authority, (Single Family Mortgages), (AMT), 4.95%, 11/1/37	$1,198,512
6,920	Pennsylvania Housing Finance Agency, (AMT), 4.70%, 10/1/37	5,390,749
3,995	Pennsylvania Housing Finance Agency, (AMT), 4.875%, 4/1/26	3,576,244
5,960	Pennsylvania Housing Finance Agency, (AMT), 4.90%, 10/1/37	4,919,980
2,930	Pennsylvania Housing Finance Agency, (Single Family Mortgages), (AMT), 5.25%, 4/1/32	2,606,323

		$17,691,808

See notes to financial statements

Eaton Vance Pennsylvania Municipals Fund as of January 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Industrial Development Revenue — 1.1%

$500	Erie Industrial Development Authority, (International Paper), (AMT), 5.85%, 12/1/20	$367,990
1,500	New Morgan Industrial Development Authority, (Browning-Ferris Industries, Inc.), (AMT), 6.50%, 4/1/19	1,334,205
1,500	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal, (Waste Management, Inc.), (AMT), 5.10%, 10/1/27	1,060,905

		$2,763,100

Insured-Education — 8.7%

$3,000	Lycoming County Authority, (Pennsylvania College of Technology), (AGC), 5.50%, 10/1/37	$2,991,150
1,350	Lycoming County Authority, (Pennsylvania College of Technology), (AMBAC), 5.25%, 5/1/32	1,250,869
2,500	Pennsylvania Higher Educational Facilities Authority, (MBIA), 5.00%, 6/15/23	2,604,025
2,500	Pennsylvania Higher Educational Facilities Authority, (Drexel University), (MBIA), 5.00%, 5/1/37	2,291,500
2,875	Pennsylvania Higher Educational Facilities Authority, (Temple University), (MBIA), 4.50%, 4/1/36	2,421,900
4,850	Pennsylvania Higher Educational Facilities Authority, (Temple University), (MBIA), 5.00%, 4/1/25(3)	4,861,252
2,190	Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), (MBIA), 4.50%, 6/15/36	1,935,391
3,535	Pennsylvania Higher Educational Facilities Authority, (University of the Sciences in Philadelphia), (AGC), 5.00%, 11/1/32	3,457,795
965	Pennsylvania Higher Educational Facilities Authority, (University of the Sciences in Philadelphia), (XLCA), 4.75%, 11/1/33	855,772

		$22,669,654

Insured-Electric Utilities — 1.9%

$3,445	Lehigh County Industrial Development Authority, (PPL Electric Utilities Corp.), (FGIC), (MBIA), 4.75%, 2/15/27	$2,848,188
2,500	Puerto Rico Electric Power Authority, (FGIC), (MBIA), 5.25%, 7/1/35	2,051,025

		$4,899,213

Insured-Escrowed / Prerefunded — 6.7%

$2,500	Erie School District, (MBIA), Escrowed to Maturity, 0.00%, 5/1/19	$1,780,825
2,625	Erie School District, (MBIA), Escrowed to Maturity, 0.00%, 5/1/20	1,758,907
2,625	Erie School District, (MBIA), Escrowed to Maturity, 0.00%, 5/1/21	1,649,104
3,625	Erie School District, (MBIA), Escrowed to Maturity, 0.00%, 5/1/22	2,134,364
2,320	McKeesport Area School District, (AMBAC), Escrowed to Maturity, 0.00%, 10/1/25	1,104,900
2,610	Westmoreland Municipal Authority, (FGIC), Escrowed to Maturity, 0.00%, 8/15/19	1,818,361
5,780	Westmoreland Municipal Authority, Series A, (FGIC), Escrowed to Maturity, 0.00%, 8/15/20	3,775,091
5,400	Westmoreland Municipal Authority, Series C, (FGIC), Escrowed to Maturity, 0.00%, 8/15/20	3,567,132

		$17,588,684

Insured-General Obligations — 13.4%

$2,150	Beaver County, (FSA), 5.55%, 11/15/31(4)	$2,203,900
2,170	Elizabeth Forward School District, (MBIA), 0.00%, 9/1/20	1,259,642
2,170	Elizabeth Forward School District, (MBIA), 0.00%, 9/1/21	1,171,258
2,170	Elizabeth Forward School District, (MBIA), 0.00%, 9/1/22	1,085,651
2,170	Elizabeth Forward School District, (MBIA), 0.00%, 9/1/23	1,003,213
2,365	Harrisburg, (AMBAC), 0.00%, 3/15/17	1,744,306
5,175	Hazelton School District, (FGIC), (MBIA), 0.00%, 3/1/21	2,698,762
1,000	Hopewell School District, (FSA), 0.00%, 9/1/22	514,420
2,000	Hopewell School District, (FSA), 0.00%, 9/1/26	767,620
1,315	Lake Lehman School District, (MBIA), 0.00%, 4/1/26	483,762
1,430	Mars Area School District, (MBIA), Escrowed to Maturity, 0.00%, 3/1/14	1,278,120
1,100	McKeesport Area School District, (AMBAC), 0.00%, 10/1/25	443,806
2,340	McKeesport Area School District, (AMBAC), 0.00%, 10/1/27	819,445
3,040	Philadelphia School District, (FGIC), (MBIA), 4.375%, 6/1/34	2,501,494
1,500	Philadelphia, PA, (AGC), 7.00%, 7/15/28	1,621,815
3,810	Puerto Rico, (FSA), 5.25%, 7/1/27	3,774,338
1,500	Puerto Rico, (MBIA), 5.50%, 7/1/20	1,463,940
655	Rochester Area School District, (AMBAC), 0.00%, 5/1/10	638,140
8,500	Scranton School District, (FSA), 5.00%, 7/15/38(1)	8,220,095
1,200	West Mifflin Area School District, (FSA), 5.125%, 4/1/31(4)	1,189,704

		$34,883,431

See notes to financial statements

Eaton Vance Pennsylvania Municipals Fund as of January 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Hospital — 3.8%

$3,750	Allegheny County Hospital Authority, (Magee-Women’s Hospital), (FGIC), (MBIA), 0.00%, 10/1/15	$2,838,375
6,930	Lehigh County General Purpose Authority, (Lehigh Valley Health Network), (FSA), 5.00%, 7/1/35(5)	5,793,099
10	Lehigh County General Purpose Authority, (Lehigh Valley Health Network), (FSA), 5.00%, 7/1/35	8,359
1,310	Washington County Hospital Authority, (Washington Hospital), (AMBAC), 5.50%, 7/1/17	1,347,256

		$9,987,089

Insured-Industrial Development Revenue — 1.1%

$4,000	York County Industrial Development Authority, (York Water Co.), (FGIC), (AMT), 4.75%, 10/1/36	$2,838,120

		$2,838,120

Insured-Lease Revenue / Certificates of Participation — 3.7%

$9,500	State Public School Building Authority, (FSA), 5.50%, 6/1/28(5)	$9,739,210

		$9,739,210

Insured-Special Tax Revenue — 1.3%

$2,000	Puerto Rico Infrastructure Financing Authority, (BHAC), (FGIC), 5.50%, 7/1/20(2)	$2,319,600
11,000	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	423,060
2,035	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	176,109
4,035	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	324,656
3,225	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	240,521

		$3,483,946

Insured-Transportation — 15.2%

$8,850	Pennsylvania Turnpike Commission, (FSA), 5.25%, 7/15/30	$9,162,582
6,000	Philadelphia Airport Commission, (FSA), (AMT), 5.00%, 6/15/27(1)	5,140,020
7,950	Philadelphia Airport Revenue, (MBIA), (AMT), 4.75%, 6/15/35	5,855,652
3,270	Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/36	3,168,270
6,000	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(5)	5,791,710
11,000	Puerto Rico Highway and Transportation Authority, (AGC), (FSA), 5.25%, 7/1/36(5)	10,658,065

		$39,776,299

Insured-Utilities — 3.6%

$11,550	Philadelphia Gas Works Revenue, (AMBAC), 5.00%, 10/1/37	$9,360,351

		$9,360,351

Insured-Water and Sewer — 7.2%

$5,125	Allegheny County Sanitation Authority, (FGIC), (MBIA), 5.00%, 12/1/37	$4,646,530
460	Allegheny County Sanitation Authority, (MBIA), 5.50%, 12/1/30	461,063
4,000	Chester County Industrial Development Authority, (Aqua Pennsylvania, Inc.), (FGIC), (MBIA), (AMT), 5.00%, 2/1/40	3,036,680
5,670	Delaware County Industrial Development Authority, (Aqua Pennsylvania, Inc.), (FGIC), (MBIA), (AMT), 5.00%, 2/1/35	4,410,069
4,125	Delaware County Industrial Development Authority, (Aqua Pennsylvania, Inc.), (FGIC), (MBIA), (AMT), 5.00%, 11/1/36	3,178,189
2,470	Philadelphia Water and Wastewater, (AMBAC), 4.25%, 11/1/31	1,940,160
2,235	Westmoreland Municipal Authority, (FGIC), 0.00%, 8/15/19	1,214,767

		$18,887,458

Nursing Home — 1.9%

$2,000	Allegheny County Housing Development Authority, (Villa St. Joseph), 6.00%, 8/15/28	$1,369,260
2,805	Montgomery County Industrial Development Authority, (Advancement of Geriatric Health Care Institute), 8.375%, 7/1/23	2,539,703
1,175	Westmoreland County Industrial Development Authority, (Highland Health Systems, Inc.), 9.25%, 6/1/22	1,002,898

		$4,911,861

Senior Living / Life Care — 2.4%

$2,500	Cliff House Trust, (AMT), 6.625%, 6/1/27(6)	$1,564,025
1,700	Crawford County Hospital Authority, (Wesbury United Methodist Community), 6.25%, 8/15/29	1,220,736

See notes to financial statements

Eaton Vance Pennsylvania Municipals Fund as of January 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Senior Living / Life Care (continued)

1,835	Lancaster County Hospital Authority, (Willow Valley Retirement Communities), 5.875%, 6/1/31	1,642,215
600	Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/24	481,998
1,900	Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/30	1,400,661

		$6,309,635

Special Tax Revenue — 2.3%

$7,285	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	$5,973,919

		$5,973,919

Transportation — 2.2%

$990	Erie Municipal Airport Authority, (AMT), 5.875%, 7/1/16	$874,655
750	Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 6.25%, 11/1/31	554,190
4,500	Pennsylvania Turnpike Commission, 5.25%, 6/1/36	4,298,715

		$5,727,560

Water and Sewer — 0.7%

$1,750	Harrisburg Water Authority, 5.25%, 7/15/31	$1,716,033

		$1,716,033

Total Tax-Exempt Investments — 106.2%
(identified cost $304,609,399)		$277,345,013

Other Assets, Less Liabilities — (6.2)%		$(16,201,106)

Net Assets — 100.0%		$261,143,907

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC - Berkshire Hathaway Assurance Corp.

CIFG - CIFG Assurance North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. In addition, 13.9% of the Fund’s net assets at January 31, 2009 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2009, 62.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.3% to 23.2% of total investments.

(1)	Security (or a portion thereof) has been pledged as collateral for open swap contracts.

(2)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(3)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(4)	When-issued security.

(5)	Security represents the underlying municipal bond of a tender option bond trust (see Note 1I).

(6)	Security is in default with respect to scheduled principal payments.

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2009

FINANCIAL STATEMENTS (Unaudited)
Statements of Assets and Liabilities

As of January 31, 2009	Arizona Fund	Colorado Fund	Connecticut Fund	Michigan Fund

Assets

Investments —
Identified cost	$98,979,548	$37,439,025	$124,575,737	$58,364,045
Unrealized depreciation	(7,399,742)	(4,424,942)	(6,520,980)	(3,418,987)

Investments, at value	$91,579,806	$33,014,083	$118,054,757	$54,945,058

Cash	$1,725,732	$466,137	$2,542,089	$751,707
Interest receivable	653,736	393,768	1,321,005	605,074
Receivable for Fund shares sold	257,156	26,206	242,192	107,087
Receivable for variation margin on open financial futures contracts	47,688	27,157	37,563	44,781

Total assets	$94,264,118	$33,927,351	$122,197,606	$56,453,707

Liabilities

Payable for floating rate notes issued	$950,000	$—	$7,620,000	$2,750,000
Payable for open swap contracts	738,375	102,119	480,558	216,251
Payable for Fund shares redeemed	246,633	59,297	345,543	220,856
Distributions payable	126,376	68,050	167,223	99,260
Payable to affiliates:
Investment adviser fee	27,180	5,947	35,436	12,794
Distribution and service fees	22,669	7,501	27,893	11,048
Interest expense and fees payable	2,687	—	8,934	8,712
Accrued expenses	32,701	29,406	45,066	32,111

Total liabilities	$2,146,621	$272,320	$8,730,653	$3,351,032

Net Assets	$92,117,497	$33,655,031	$113,466,953	$53,102,675

Sources of Net Assets

Paid-in capital	$105,915,822	$40,626,722	$123,909,792	$59,433,471
Accumulated net realized loss	(5,411,533)	(2,426,640)	(3,380,154)	(2,807,358)
Accumulated undistributed (distributions in excess of) net investment income	(60,950)	(48,723)	(58,633)	59,391
Net unrealized depreciation	(8,325,842)	(4,496,328)	(7,004,052)	(3,582,829)

Net Assets	$92,117,497	$33,655,031	$113,466,953	$53,102,675

Class A Shares

Net Assets	$80,102,926	$30,638,383	$97,433,358	$49,666,949
Shares Outstanding	9,484,922	3,882,514	10,467,187	6,151,943
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.45	$7.89	$9.31	$8.07
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$8.87	$8.28	$9.77	$8.47

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2009

FINANCIAL STATEMENTS (Unaudited) CONT’D

Statements of Assets and Liabilities

As of January 31, 2009	Arizona Fund	Colorado Fund	Connecticut Fund	Michigan Fund

Class B Shares

Net Assets	$5,075,509	$2,519,482	$10,534,445	$—
Shares Outstanding	540,581	293,207	1,136,854	—
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.39	$8.59	$9.27	$—

Class C Shares

Net Assets	$6,939,062	$497,166	$4,441,579	$3,435,726
Shares Outstanding	738,565	57,781	478,889	425,250
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.40	$8.60	$9.27	$8.08

Class I Shares

Net Assets	$—	$—	$1,057,571	$—
Shares Outstanding	—	—	113,605	—
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$—	$—	$9.31	$—

On sales of $25,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2009

FINANCIAL STATEMENTS (Unaudited) CONT’D

Statements of Assets and Liabilities

As of January 31, 2009	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Assets

Investments —
Identified cost	$84,124,246	$285,554,712	$304,609,399
Unrealized depreciation	(3,940,857)	(35,991,020)	(27,264,386)

Investments, at value	$80,183,389	$249,563,692	$277,345,013

Cash	$2,335,711	$2,436,420	$9,995,471
Interest receivable	1,069,827	2,229,206	3,035,511
Receivable for investments sold	98,590	260,000	28,832
Receivable for Fund shares sold	200,176	633,143	362,118
Receivable for variation margin on open financial futures contracts	30,625	121,094	323,750
Miscellaneous receivable	—	—	77,019

Total assets	$83,918,318	$255,243,555	$291,167,714

Liabilities

Payable for floating rate notes issued	$—	$21,450,000	$22,315,000
Payable for investments purchased	—	2,622,350	—
Payable for when-issued securities	1,001,890	—	3,405,290
Payable for open swap contracts	262,171	2,552,294	3,139,959
Payable for Fund shares redeemed	93,536	983,980	398,477
Distributions payable	104,243	383,235	482,064
Payable to affiliates:
Investment adviser fee	23,567	82,826	89,070
Distribution and service fees	23,613	51,007	70,808
Interest expense and fees payable	—	22,237	54,520
Accrued expenses	28,911	88,716	68,619

Total liabilities	$1,537,931	$28,236,645	$30,023,807

Net Assets	$82,380,387	$227,006,910	$261,143,907

Sources of Net Assets

Paid-in capital	$89,743,373	$291,666,542	$318,506,601
Accumulated net realized loss	(2,920,112)	(26,501,936)	(24,960,635)
Accumulated undistributed (distributions in excess of) net investment income	(119,288)	719,900	(455,280)
Net unrealized depreciation	(4,323,586)	(38,877,596)	(31,946,779)

Net Assets	$82,380,387	$227,006,910	$261,143,907

Class A Shares

Net Assets	$66,835,232	$203,359,828	$194,316,183
Shares Outstanding	7,942,797	25,757,455	24,047,219
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.41	$7.90	$8.08
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$8.83	$8.29	$8.48

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2009

FINANCIAL STATEMENTS (Unaudited) CONT’D

Statements of Assets and Liabilities

As of January 31, 2009	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Class B Shares

Net Assets	$5,788,878	$—	$22,469,441
Shares Outstanding	639,227	—	2,686,341
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.06	$—	$8.36

Class C Shares

Net Assets	$9,756,277	$22,155,647	$28,187,413
Shares Outstanding	1,077,936	2,687,340	3,367,622
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.05	$8.24	$8.37

Class I Shares

Net Assets	$—	$1,491,435	$16,170,870
Shares Outstanding	—	188,879	1,995,290
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$—	$7.90	$8.10

On sales of $25,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2009

FINANCIAL STATEMENTS (Unaudited) CONT’D

Statements of Assets and Liabilities

Statements of Operations

For the Six Months Ended January 31, 2009	Arizona Fund	Colorado Fund	Connecticut Fund	Michigan Fund

Investment Income

Interest	$2,765,289	$979,787	$3,324,999	$1,658,535

Total investment income	$2,765,289	$979,787	$3,324,999	$1,658,535

Expenses

Investment adviser fee	$177,505	$38,516	$219,466	$85,518
Distribution and service fees
Class A	83,377	31,792	99,067	53,325
Class B	28,746	14,009	53,870	—
Class C	34,333	1,202	19,242	17,520
Trustees’ fees and expenses	1,490	1,742	2,595	1,374
Custodian fee	28,479	10,581	38,009	20,365
Transfer and dividend disbursing agent fees	15,231	7,754	25,149	15,652
Legal and accounting services	25,468	21,686	31,422	24,484
Printing and postage	6,254	4,730	9,807	5,101
Registration fees	10,102	4,023	5,641	1,757
Interest expense and fees	50,680	227	136,471	69,443
Miscellaneous	6,850	5,255	6,522	6,088

Total expenses	$468,515	$141,517	$647,261	$300,627

Deduct —
Reduction of custodian fee	$4,518	$1,697	$5,718	$2,289

Total expense reductions	$4,518	$1,697	$5,718	$2,289

Net expenses	$463,997	$139,820	$641,543	$298,338

Net investment income	$2,301,292	$839,967	$2,683,456	$1,360,197

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$(646,894)	$32,106	$(602,717)	$281,261
Financial futures contracts	(1,441,057)	(1,496,130)	(1,793,887)	(2,517,269)
Swap contracts	(351,352)	(141,159)	(341,960)	(170,538)

Net realized loss	$(2,439,303)	$(1,605,183)	$(2,738,564)	$(2,406,546)

Change in unrealized appreciation (depreciation) —
Investments	$(6,338,204)	$(2,788,175)	$(5,590,244)	$(4,031,868)
Financial futures contracts	(5,571)	277,378	257,012	401,573
Swap contracts	(670,107)	(104,305)	(488,572)	(219,975)

Net change in unrealized appreciation (depreciation)	$(7,013,882)	$(2,615,102)	$(5,821,804)	$(3,850,270)

Net realized and unrealized loss	$(9,453,185)	$(4,220,285)	$(8,560,368)	$(6,256,816)

Net decrease in net assets from operations	$(7,151,893)	$(3,380,318)	$(5,876,912)	$(4,896,619)

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2009

FINANCIAL STATEMENTS (Unaudited) CONT’D

Statements of Operations

For the Six Months Ended January 31, 2009	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Investment Income

Interest	$2,178,128	$8,203,319	$8,343,064

Total investment income	$2,178,128	$8,203,319	$8,343,064

Expenses

Investment adviser fee	$141,871	$554,707	$568,453
Distribution and service fees
Class A	67,579	223,132	201,234
Class B	29,501	—	116,665
Class C	40,905	117,112	139,474
Trustees’ fees and expenses	1,935	4,971	7,131
Custodian fee	29,092	74,175	62,602
Transfer and dividend disbursing agent fees	16,719	63,950	73,092
Legal and accounting services	22,824	45,100	41,679
Printing and postage	7,296	20,079	24,293
Registration fees	4,211	4,826	4,468
Interest expense and fees	—	337,384	562,444
Miscellaneous	6,336	12,760	12,718

Total expenses	$368,269	$1,458,196	$1,814,253

Deduct —
Reduction of custodian fee	$5,651	$2,245	$7,998

Total expense reductions	$5,651	$2,245	$7,998

Net expenses	$362,618	$1,455,951	$1,806,255

Net investment income	$1,815,510	$6,747,368	$6,536,809

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$(460,544)	$(342,892)	$(134,662)
Financial futures contracts	(925,449)	(11,859,009)	(9,690,211)
Swap contracts	(119,621)	(6,786,304)	(1,306,995)

Net realized loss	$(1,505,614)	$(18,988,205)	$(11,131,868)

Change in unrealized appreciation (depreciation) —
Investments	$(3,225,994)	$(28,589,445)	$(20,803,570)
Financial futures contracts	(3,578)	1,144,381	499,097
Swap contracts	(247,676)	(2,398,415)	(2,871,068)

Net change in unrealized appreciation (depreciation)	$(3,477,248)	$(29,843,479)	$(23,175,541)

Net realized and unrealized loss	$(4,982,862)	$(48,831,684)	$(34,307,409)

Net decrease in net assets from operations	$(3,167,352)	$(42,084,316)	$(27,770,600)

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2009

FINANCIAL STATEMENTS (Unaudited) CONT’D

Statements of Operations

Statements of Changes in Net Assets

For the Six Months Ended January 31, 2009
Increase (Decrease) in Net Assets	Arizona Fund	Colorado Fund	Connecticut Fund	Michigan Fund

From operations —
Net investment income	$2,301,292	$839,967	$2,683,456	$1,360,197
Net realized loss from investment transactions, financial futures contracts and swap contracts	(2,439,303)	(1,605,183)	(2,738,564)	(2,406,546)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	(7,013,882)	(2,615,102)	(5,821,804)	(3,850,270)

Net decrease in net assets from operations	$(7,151,893)	$(3,380,318)	$(5,876,912)	$(4,896,619)

Distributions to shareholders —
From net investment income
Class A	$(2,013,099)	$(798,305)	$(2,362,849)	$(1,315,221)
Class B	(121,024)	(61,631)	(225,811)	—
Class C	(145,142)	(5,341)	(80,583)	(76,150)
Class I	—	—	(8,261)	—

Total distributions to shareholders	$(2,279,265)	$(865,277)	$(2,677,504)	$(1,391,371)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$7,827,602	$3,044,036	$13,514,301	$869,558
Class B	76,763	45,926	255,380	—
Class C	714,259	298,873	1,516,189	711,109
Class I	—	—	960,813	—
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,288,144	412,082	1,415,086	717,507
Class B	59,834	35,369	134,412	—
Class C	102,738	5,323	43,004	47,142
Class I	—	—	8,022	—
Cost of shares redeemed
Class A	(14,131,297)	(3,945,963)	(14,325,261)	(4,672,935)
Class B	(919,504)	(368,032)	(1,214,575)	—
Class C	(1,632,875)	(21,408)	(650,437)	(950,462)
Net asset value of shares exchanged
Class A	916,334	314,788	364,455	—
Class B	(916,334)	(314,788)	(364,455)	—

Net increase (decrease) in net assets from Fund share transactions	$(6,614,336)	$(493,794)	$1,656,934	$(3,278,081)

Net decrease in net assets	$(16,045,494)	$(4,739,389)	$(6,897,482)	$(9,566,071)

Net Assets

At beginning of period	$108,162,991	$38,394,420	$120,364,435	$62,668,746

At end of period	$92,117,497	$33,655,031	$113,466,953	$53,102,675

Accumulated undistributed (distributions in excess of) net investment income included in net assets

At end of period	$(60,950)	$(48,723)	$(58,633)	$59,391

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2009

FINANCIAL STATEMENTS (Unaudited) CONT’D

Statements of Changes in Net Assets

For the Six Months Ended January 31, 2009
Increase (Decrease) in Net Assets	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

From operations —
Net investment income	$1,815,510	$6,747,368	$6,536,809
Net realized loss from investment transactions, financial futures contracts and swap contracts	(1,505,614)	(18,988,205)	(11,131,868)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	(3,477,248)	(29,843,479)	(23,175,541)

Net decrease in net assets from operations	$(3,167,352)	$(42,084,316)	$(27,770,600)

Distributions to shareholders —
From net investment income
Class A	$(1,551,262)	$(6,076,651)	$(5,405,370)
Class B	(117,916)	—	(555,610)
Class C	(165,374)	(566,695)	(665,924)
Class I	—	(15,219)	(165,148)

Total distributions to shareholders	$(1,834,552)	$(6,658,565)	$(6,792,052)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$11,949,759	$8,059,585	$13,987,388
Class B	116,251	—	642,894
Class C	3,844,150	3,269,626	5,017,388
Class I	—	1,486,588	16,506,219
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,042,740	3,874,610	3,358,985
Class B	66,507	—	304,116
Class C	88,643	367,963	440,616
Class I	—	2,756	—
Cost of shares redeemed
Class A	(11,576,998)	(26,523,383)	(26,231,942)
Class B	(554,873)	—	(2,434,952)
Class C	(2,358,059)	(4,734,943)	(6,537,961)
Class I	—	(59,955)	(1,359,151)
Net asset value of shares exchanged
Class A	377,307	—	1,116,568
Class B	(377,307)	—	(1,116,568)

Net increase (decrease) in net assets from Fund share transactions	$2,618,120	$(14,257,153)	$3,693,600

Net decrease in net assets	$(2,383,784)	$(63,000,034)	$(30,869,052)

Net Assets

At beginning of period	$84,764,171	$290,006,944	$292,012,959

At end of period	$82,380,387	$227,006,910	$261,143,907

Accumulated undistributed (distributions in excess of) net investment income included in net assets

At end of period	$(119,288)	$719,900	$(455,280)

See notes to financial statements

Statements of Changes in Net Assets

Eaton Vance Municipals Funds as of January 31, 2009

FINANCIAL STATEMENTS CONT’D
Statements of Changes in Net Assets

For the Year Ended July 31, 2008
Increase (Decrease) in Net Assets	Arizona Fund	Colorado Fund	Connecticut Fund	Michigan Fund

From operations —
Net investment income	$4,589,921	$1,690,285	$5,507,937	$2,861,462
Net realized loss from investment transactions, financial futures contracts and swap contracts	(559,778)	(813,064)	(475,646)	(610,292)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	(5,581,997)	(2,551,378)	(6,212,770)	(2,778,695)

Net decrease in net assets from operations	$(1,551,854)	$(1,674,157)	$(1,180,479)	$(527,525)

Distributions to shareholders —
From net investment income
Class A	$(3,977,662)	$(1,573,028)	$(4,735,899)	$(2,695,897)
Class B	(287,087)	(166,696)	(537,062)	—
Class C	(269,818)	(933)	(125,596)	(135,766)
Class I	—	—	(193)	—
From net realized gain
Class A	—	—	—	(301,851)
Class C	—	—	—	(19,553)

Total distributions to shareholders	$(4,534,567)	$(1,740,657)	$(5,398,750)	$(3,153,067)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$23,271,267	$7,857,350	$14,670,109	$7,632,588
Class B	654,182	66,647	596,407	—
Class C	4,230,457	226,982	1,664,726	2,099,226
Class I	—	—	10,000	—
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	2,498,776	952,563	2,750,057	1,653,491
Class B	132,778	99,128	316,696	—
Class C	208,058	912	73,035	97,456
Cost of shares redeemed
Class A	(20,054,363)	(11,080,709)	(24,649,189)	(11,985,510)
Class B	(1,290,980)	(842,807)	(4,078,898)	—
Class C	(2,371,467)	(4,941)	(1,155,867)	(961,793)
Net asset value of shares exchanged
Class A	479,440	943,768	1,691,715	—
Class B	(479,440)	(943,768)	(1,691,715)	—

Net increase (decrease) in net assets from Fund share transactions	$7,278,708	$(2,724,875)	$(9,802,924)	$(1,464,542)

Net increase (decrease) in net assets	$1,192,287	$(6,139,689)	$(16,382,153)	$(5,145,134)

Net Assets

At beginning of year	$106,970,704	$44,534,109	$136,746,588	$67,813,880

At end of year	$108,162,991	$38,394,420	$120,364,435	$62,668,746

Accumulated undistributed (distributions in excess of) net investment income included in net assets

At end of year	$(82,977)	$(23,413)	$(64,585)	$90,565

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2009

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

For the Year Ended July 31, 2008
Increase (Decrease) in Net Assets	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

From operations —
Net investment income	$3,184,668	$13,798,113	$13,018,801
Net realized loss from investment transactions, financial futures contracts and swap contracts	(290,251)	(8,790,820)	(3,147,703)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	(2,850,733)	(21,441,964)	(21,012,116)

Net increase (decrease) in net assets from operations	$43,684	$(16,434,671)	$(11,141,018)

Distributions to shareholders —
From net investment income
Class A	$(2,803,336)	$(11,722,609)	$(10,643,817)
Class B	(266,183)	(1,240,176)	(1,205,716)
Class C	(233,234)	(957,124)	(986,766)
Class I	—	(211)	(321)
From net realized gain
Class A	—	(404,631)	—
Class B	—	(68,537)	—
Class C	—	(38,108)	—

Total distributions to shareholders	$(3,302,753)	$(14,431,396)	$(12,836,620)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$25,760,722	$38,807,988	$46,758,385
Class B	698,675	1,165,669	1,816,506
Class C	5,046,875	16,169,254	21,238,564
Class I	—	10,000	32,000
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,909,093	7,801,592	6,563,440
Class B	150,869	788,396	667,107
Class C	140,318	615,700	634,644
Cost of shares redeemed
Class A	(14,026,704)	(65,461,933)	(44,929,274)
Class B	(714,428)	(5,196,289)	(5,258,625)
Class C	(457,390)	(8,506,588)	(6,739,195)
Net asset value of shares exchanged
Class A	703,234	2,171,157	2,477,324
Class B	(703,234)	(2,171,157)	(2,477,324)
Net asset value of shares merged*
Class A	—	39,498,853	—
Class B	—	(39,498,853)	—
Contingent deferred sales charges
Class B	—	25,300	—

Net increase (decrease) in net assets from Fund share transactions	$18,508,030	$(13,780,911)	$20,783,552

Net increase (decrease) in net assets	$15,248,961	$(44,646,978)	$(3,194,086)

Net Assets

At beginning of year	$69,515,210	$334,653,922	$295,207,045

At end of year	$84,764,171	$290,006,944	$292,012,959

Accumulated undistributed (distributions in excess of) net investment income included in net assets

At end of year	$(100,246)	$631,097	$(200,037)

*	At the close of business on April 11, 2008, Class B shares of New Jersey Fund were merged into Class A shares.

See notes to financial statements

Statements of Changes in Net Assets

Eaton Vance Municipals Funds as of January 31, 2009

FINANCIAL STATEMENTS (Unaudited) CONT’D

Statement of Cash Flows

For the Six Months Ended January 31, 2009
Cash Flows From Operating Activities	Pennsylvania Fund

Net decrease in net assets from operations	$(27,770,600)

Adjustments to reconcile net decrease in net assets from operations to net cash provided by operating activities:
Investments purchased	(36,909,182)
Investments sold	66,746,454
Decrease in short-term investments, net	5,000,000
Net accretion/amortization of premium (discount)	(931,391)
Decrease in interest receivable	329,687
Decrease in receivable for investments sold	1,352,950
Increase in receivable for variation margin on open financial futures contracts	(323,750)
Decrease in receivable for open swap contracts	54,038
Increase in miscellaneous receivable	(77,019)
Increase in payable for when-issued securities	369,650
Decrease in payable for variation margin on open financial futures contracts	(497,188)
Increase in payable for open swap contracts	2,817,030
Decrease in payable to affiliate for investment adviser fee	(20,573)
Decrease in payable to affiliate for distribution and service fees	(18,731)
Decrease in payable to affiliate for Trustees’ fees	(3,696)
Decrease in interest expense and fees payable	(22,434)
Decrease in accrued expenses	(58,328)
Net change in unrealized (appreciation) depreciation from investments	20,803,570
Net realized loss from investments	134,662

Net cash provided by operating activities	$30,975,149

Cash Flows From Financing Activities

Proceeds from Fund shares sold	$36,244,922
Fund shares redeemed	(36,877,976)
Cash distributions paid, net of reinvestments	(2,643,442)
Proceeds from secured borrowings	1,965,000
Repayment of secured borrowings	(20,315,000)

Net cash used in financing activities	$(21,626,496)

Net increase in cash	$9,348,653

Cash at beginning of period	$646,818

Cash at end of period	$9,995,471

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of reinvestment of dividends and distributions of:	$4,103,717

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2009

FINANCIAL STATEMENTS (Unaudited) CONT’D

Financial Highlights

	Arizona Fund — Class A
	Six Months Ended		Year Ended July 31,
	January 31, 2009
	(Unaudited)		2008	2007		2006	2005		2004

Net asset value — Beginning of period	$9.220		$9.750	$9.730		$9.780	$9.650		$9.550

Income (loss) from operations

Net investment income(1)	$0.208		$0.417	$0.433		$0.438	$0.467		$0.493
Net realized and unrealized gain (loss)	(0.772)		(0.535)	0.013		(0.055)	0.131		0.088

Total income (loss) from operations	$(0.564)		$(0.118)	$0.446		$0.383	$0.598		$0.581

Less distributions

From net investment income	$(0.206)		$(0.412)	$(0.426)		$(0.433)	$(0.468)		$(0.481)

Total distributions	$(0.206)		$(0.412)	$(0.426)		$(0.433)	$(0.468)		$(0.481)

Net asset value — End of period	$8.450		$9.220	$9.750		$9.730	$9.780		$9.650

Total Return(2)	(6.08	)%(8)	(1.23)%	4.62%		4.00%	6.31%		6.15%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$80,103		$92,266	$91,301		$72,090	$58,597		$47,945
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.76	%(3)	0.76%	0.76	%(4)	0.77%	0.78	%(5)	0.78	%(5)
Interest and fee expense(6)	0.11	%(3)	0.14%	0.22%		0.27%	0.21	%(5)	0.14	%(5)
Total expenses before custodian fee reduction	0.87	%(3)	0.90%	0.98	%(4)	1.04%	0.99	%(5)	0.92	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.75	%(3)	0.73%	0.71	%(4)	0.74%	0.76	%(5)	0.77	%(5)
Net investment income	4.87	%(3)	4.37%	4.40%		4.50%	4.79%		5.10%
Portfolio Turnover of the Portfolio	—		—	—		—	—	(7)	9	%(7)
Portfolio Turnover of the Fund	11	%(8)	21%	17%		17%	15%		—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Annualized.

(4)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.

(5)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(7)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(8)	Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2009

FINANCIAL STATEMENTS (Unaudited) CONT’D

Financial Highlights

	Arizona Fund — Class B
	Six Months Ended		Year Ended July 31,
	January 31, 2009
	(Unaudited)		2008	2007		2006	2005		2004

Net asset value — Beginning of period	$10.250		$10.840	$10.810		$10.870	$10.730		$10.620

Income (loss) from operations

Net investment income(1)	$0.196		$0.385	$0.404		$0.409	$0.441		$0.470
Net realized and unrealized gain (loss)	(0.866)		(0.597)	0.017		(0.070)	0.139		0.096

Total income (loss) from operations	$(0.670)		$(0.212)	$0.421		$0.339	$0.580		$0.566

Less distributions

From net investment income	$(0.190)		$(0.378)	$(0.391)		$(0.399)	$(0.440)		$(0.456)

Total distributions	$(0.190)		$(0.378)	$(0.391)		$(0.399)	$(0.440)		$(0.456)

Net asset value — End of period	$9.390		$10.250	$10.840		$10.810	$10.870		$10.730

Total Return(2)	(6.50	)%(9)	(1.99)%	3.92%		3.18%	5.68	%(3)	5.38%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$5,076		$7,416	$8,834		$12,958	$16,935		$19,471
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.51	%(4)	1.51%	1.51	%(5)	1.52%	1.53	%(6)	1.53	%(6)
Interest and fee expense(7)	0.11	%(4)	0.14%	0.22%		0.27%	0.21	%(6)	0.14	%(6)
Total expenses before custodian fee reduction	1.62	%(4)	1.65%	1.73	%(5)	1.79%	1.74	%(6)	1.67	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.50	%(4)	1.48%	1.46	%(5)	1.49%	1.51	%(6)	1.52	%(6)
Net investment income	4.13	%(4)	3.63%	3.69%		3.78%	4.07%		4.33%
Portfolio Turnover of the Portfolio	—		—	—		—	—	(8)	9	%(8)
Portfolio Turnover of the Fund	11	%(9)	21%	17%		17%	15%		—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Total return reflects an increase of 0.18% due to a change in the timing of the reinvestment of distributions.

(4)	Annualized.

(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.

(6)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(9)	Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2009

FINANCIAL STATEMENTS (Unaudited) CONT’D

Financial Highlights

	Arizona Fund — Class C
	Six Months Ended		Year Ended July 31,
	January 31, 2009					Period Ended
	(Unaudited)		2008	2007		July 31, 2006(1)

Net asset value — Beginning of period	$10.260		$10.840	$10.820		$10.760

Income (loss) from operations

Net investment income(2)	$0.195		$0.382	$0.388		$0.241
Net realized and unrealized gain (loss)	(0.865)		(0.584)	0.023		0.063	(3)

Total income (loss) from operations	$(0.670)		$(0.202)	$0.411		$0.304

Less distributions

From net investment income	$(0.190)		$(0.378)	$(0.391)		$(0.244)

Total distributions	$(0.190)		$(0.378)	$(0.391)		$(0.244)

Net asset value — End of period	$9.400		$10.260	$10.840		$10.820

Total Return(4)	(6.49	)%(9)	(1.89)%	3.82%		2.84	%(9)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$6,939		$8,481	$6,835		$994
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.51	%(5)	1.51%	1.51	%(6)	1.52	%(5)
Interest and fee expense(7)	0.11	%(5)	0.14%	0.22%		0.27	%(5)
Total expenses before custodian fee reduction	1.62	%(5)	1.65%	1.73	%(6)	1.79	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.50	%(5)	1.48%	1.46	%(6)	1.49	%(5)
Net investment income	4.11	%(5)	3.61%	3.55%		3.55	%(5)
Portfolio Turnover	11	%(9)	21%	17%		17	%(8)

(1)	For the period from the start of business, December 16, 2005, to July 31, 2006.

(2)	Computed using average shares outstanding.

(3)	The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)	Annualized.

(6)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(8)	For the year ended July 31, 2008.

(9)	Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2009

FINANCIAL STATEMENTS (Unaudited) CONT’D

Financial Highlights

	Colorado Fund — Class A
	Six Months Ended		Year Ended July 31,
	January 31, 2009
	(Unaudited)		2008	2007		2006	2005		2004

Net asset value — Beginning of period	$8.880		$9.670	$9.730		$9.690	$9.570		$9.440

Income (loss) from operations

Net investment income(1)	$0.199		$0.398	$0.409		$0.411	$0.435		$0.460
Net realized and unrealized gain (loss)	(0.984)		(0.778)	(0.060)		0.043	0.131		0.132

Total income (loss) from operations	$(0.785)		$(0.380)	$0.349		$0.454	$0.566		$0.592

Less distributions

From net investment income	$(0.205)		$(0.410)	$(0.409)		$(0.414)	$(0.446)		$(0.462)

Total distributions	$(0.205)		$(0.410)	$(0.409)		$(0.414)	$(0.446)		$(0.462)

Net asset value — End of period	$7.890		$8.880	$9.670		$9.730	$9.690		$9.570

Total Return(2)	(8.85	)%(9)	(4.00)%	3.58%		4.79%	6.02%		6.33%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$30,638		$34,679	$39,032		$27,021	$22,044		$19,700
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.74	%(3)	0.75%	0.70	%(4)	0.73%	0.75	%(5)	0.75	%(5)
Interest and fee expense(6)	0.00	%(7)	0.04%	0.08%		0.09%	—		—
Total expenses before custodian fee reduction	0.74	%(3)	0.79%	0.78	%(4)	0.82%	0.75	%(5)	0.75	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.73	%(3)	0.73%	0.65	%(4)	0.69%	0.74	%(5)	0.75	%(5)
Net investment income	4.87	%(3)	4.28%	4.15%		4.25%	4.50%		4.78%
Portfolio Turnover of the Portfolio	—		—	—		—	3	%(8)	6	%(8)
Portfolio Turnover of the Fund	8	%(9)	17%	12%		25%	16%		—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Annualized.

(4)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.

(5)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(7)	Amount is less than 0.005%.

(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(9)	Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2009

FINANCIAL STATEMENTS (Unaudited) CONT’D

Financial Highlights

	Colorado Fund — Class B
	Six Months Ended		Year Ended July 31,
	January 31, 2009
	(Unaudited)		2008	2007		2006	2005		2004

Net asset value — Beginning of period	$9.660		$10.520	$10.590		$10.550	$10.420		$10.280

Income (loss) from operations

Net investment income(1)	$0.183		$0.358	$0.367		$0.370	$0.398		$0.421
Net realized and unrealized gain (loss)	(1.067)		(0.851)	(0.072)		0.041	0.138		0.143

Total income (loss) from operations	$(0.884)		$(0.493)	$0.295		$0.411	$0.536		$0.564

Less distributions

From net investment income	$(0.186)		$(0.367)	$(0.365)		$(0.371)	$(0.406)		$(0.424)

Total distributions	$(0.186)		$(0.367)	$(0.365)		$(0.371)	$(0.406)		$(0.424)

Net asset value — End of period	$8.590		$9.660	$10.520		$10.590	$10.550		$10.420

Total Return(2)	(9.16	)%(10)	(4.76)%	2.77%		3.98%	5.41	%(3)	5.53%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,519		$3,497	$5,502		$6,567	$8,334		$10,579
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.49	%(4)	1.50%	1.45	%(5)	1.48%	1.50	%(6)	1.50	%(6)
Interest and fee expense(7)	0.00	%(8)	0.04%	0.08%		0.09%	—		—
Total expenses before custodian fee reduction	1.49	%(4)	1.54%	1.53	%(5)	1.57%	1.50	%(6)	1.50	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.48	%(4)	1.48%	1.40	%(5)	1.44%	1.49	%(6)	1.50	%(6)
Net investment income	4.10	%(4)	3.53%	3.42%		3.52%	3.78%		4.00%
Portfolio Turnover of the Portfolio	—		—	—		—	3	%(9)	6	%(9)
Portfolio Turnover of the Fund	8	%(10)	17%	12%		25%	16%		—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Total return reflects an increase of 0.16% due to a change in the timing of the payment and reinvestment of distributions.

(4)	Annualized.

(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.

(6)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(8)	Amount is less than 0.005%.

(9)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(10)	Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2009

FINANCIAL STATEMENTS (Unaudited) CONT’D

Financial Highlights

	Colorado Fund — Class C
	Six Months Ended
	January 31, 2009		Period Ended
	(Unaudited)		July 31, 2008(1)

Net asset value — Beginning of period	$9.680		$10.460

Income (loss) from operations

Net investment income(2)	$0.181		$0.289
Net realized and unrealized loss	(1.075)		(0.772)

Total loss from operations	$(0.894)		$(0.483)

Less distributions

From net investment income	$(0.186)		$(0.297)

Total distributions	$(0.186)		$(0.297)

Net asset value — End of period	$8.600		$9.680

Total Return(3)	(9.24	)%(8)	(4.66	)%(8)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$497		$219
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.48	%(4)	1.48	%(4)
Interest and fee expense(5)	0.00	%(6)	0.04	%(4)
Total expenses before custodian fee reduction	1.48	%(4)	1.52	%(4)
Expenses after custodian fee reduction excluding interest and fees	1.47	%(4)	1.46	%(4)
Net investment income	4.11	%(4)	3.60	%(4)
Portfolio Turnover	8	%(8)	17	%(7)

(1)	For the period from the start of business, October 8, 2007, to July 31, 2008.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(6)	Amount is less than 0.005%.

(7)	For the year ended July 31, 2008.

(8)	Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2009

FINANCIAL STATEMENTS (Unaudited) CONT’D

Financial Highlights

	Connecticut Fund — Class A
	Six Months Ended		Year Ended July 31,
	January 31, 2009
	(Unaudited)		2008	2007		2006	2005		2004

Net asset value — Beginning of period	$9.990		$10.530	$10.530		$10.660	$10.610		$10.540

Income (loss) from operations

Net investment income(1)	$0.224		$0.446	$0.437		$0.442	$0.461		$0.488
Net realized and unrealized gain (loss)	(0.680)		(0.548)	—	(2)	(0.134)	0.057		0.070

Total income (loss) from operations	$(0.456)		$(0.102)	$0.437		$0.308	$0.518		$0.558

Less distributions

From net investment income	$(0.224)		$(0.438)	$(0.437)		$(0.438)	$(0.468)		$(0.488)

Total distributions	$(0.224)		$(0.438)	$(0.437)		$(0.438)	$(0.468)		$(0.488)

Net asset value — End of period	$9.310		$9.990	$10.530		$10.530	$10.660		$10.610

Total Return(3)	(4.53	)%(9)	(1.01)%	4.17%		2.95%	4.96%		5.34%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$97,433		$103,906	$115,076		$104,089	$102,378		$96,559
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.79	%(4)	0.77%	0.78	%(5)	0.77%	0.78	%(6)	0.79	%(6)
Interest and fee expense(7)	0.24	%(4)	0.35%	0.27%		0.17%	0.10	%(6)	—
Total expenses before custodian fee reduction	1.03	%(4)	1.12%	1.05	%(5)	0.94%	0.88	%(6)	0.79	%(6)
Expenses after custodian fee reduction excluding interest and fees	0.78	%(4)	0.76%	0.76	%(5)	0.76%	0.77	%(6)	0.79	%(6)
Net investment income	4.78	%(4)	4.31%	4.10%		4.19%	4.31%		4.58%
Portfolio Turnover of the Portfolio	—		—	—		—	2	%(8)	15	%(8)
Portfolio Turnover of the Fund	11	%(9)	23%	16%		26%	13%		—

(1)	Computed using average shares outstanding.

(2)	Less than $0.0005 per share.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Annualized.

(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.

(6)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(9)	Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2009

FINANCIAL STATEMENTS (Unaudited) CONT’D

Financial Highlights

	Connecticut Fund — Class B
	Six Months Ended		Year Ended July 31,
	January 31, 2009
	(Unaudited)		2008	2007		2006	2005		2004

Net asset value — Beginning of period	$9.940		$10.480	$10.480		$10.610	$10.560		$10.490

Income (loss) from operations

Net investment income(1)	$0.189		$0.367	$0.356		$0.362	$0.380		$0.404
Net realized and unrealized gain (loss)	(0.673)		(0.552)	(0.001)		(0.136)	0.056		0.071

Total income (loss) from operations	$(0.484)		$(0.185)	$0.355		$0.226	$0.436		$0.475

Less distributions

From net investment income	$(0.186)		$(0.355)	$(0.355)		$(0.356)	$(0.386)		$(0.405)

Total distributions	$(0.186)		$(0.355)	$(0.355)		$(0.356)	$(0.386)		$(0.405)

Net asset value — End of period	$9.270		$9.940	$10.480		$10.480	$10.610		$10.560

Total Return(2)	(4.84	)%(9)	(1.80)%	3.39%		2.17%	4.36	%(3)	4.55%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$10,534		$12,622	$18,238		$24,179	$30,791		$36,518
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.54	%(4)	1.52%	1.53	%(5)	1.52%	1.53	%(6)	1.54	%(6)
Interest and fee expense(7)	0.24	%(4)	0.35%	0.27%		0.17%	0.10	%(6)	—
Total expenses before custodian fee reduction	1.78	%(4)	1.87%	1.80	%(5)	1.69%	1.63	%(6)	1.54	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.53	%(4)	1.51%	1.51	%(5)	1.51%	1.52	%(6)	1.54	%(6)
Net investment income	4.03	%(4)	3.56%	3.35%		3.44%	3.57%		3.77%
Portfolio Turnover of the Portfolio	—		—	—		—	2	%(8)	15	%(8)
Portfolio Turnover of the Fund	11	%(9)	23%	16%		26%	13%		—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Total return reflects an increase of 0.16% due to a change in the timing of the payment and reinvestment of distributions.

(4)	Annualized.

(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.

(6)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(9)	Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2009

FINANCIAL STATEMENTS (Unaudited) CONT’D

Financial Highlights

	Connecticut Fund — Class C
	Six Months Ended		Year Ended July 31,
	January 31, 2009					Period Ended
	(Unaudited)		2008	2007		July 31, 2006(1)

Net asset value — Beginning of period	$9.950		$10.480	$10.480		$10.550

Income (loss) from operations

Net investment income(2)	$0.187		$0.366	$0.355		$0.152
Net realized and unrealized gain (loss)	(0.681)		(0.541)	—	(3)	(0.054)

Total income (loss) from operations	$(0.494)		$(0.175)	$0.355		$0.098

Less distributions

From net investment income	$(0.186)		$(0.355)	$(0.355)		$(0.168)

Total distributions	$(0.186)		$(0.355)	$(0.355)		$(0.168)

Net asset value — End of period	$9.270		$9.950	$10.480		$10.480

Total Return(4)	(4.93	)%(9)	(1.71)%	3.39%		0.90	%(9)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$4,442		$3,827	$3,433		$207
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.54	%(5)	1.52%	1.53	%(6)	1.53	%(5)
Interest and fee expense(7)	0.24	%(5)	0.35%	0.27%		0.17	%(5)
Total expenses before custodian fee reduction	1.78	%(5)	1.87%	1.80	%(6)	1.70	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.53	%(5)	1.51%	1.51	%(6)	1.51	%(5)
Net investment income	4.02	%(5)	3.55%	3.35%		3.07	%(5)
Portfolio Turnover	11	%(9)	23%	16%		26	%(8)

(1)	For the period from the start of business, February 9, 2006, to July 31, 2006.

(2)	Computed using average shares outstanding.

(3)	Less than $0.0005 per share.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)	Annualized.

(6)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(8)	For the year ended July 31, 2008.

(9)	Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2009

FINANCIAL STATEMENTS (Unaudited) CONT’D

Financial Highlights

	Connecticut Fund — Class I
	Six Months Ended
	January 31, 2009		Period Ended
	(Unaudited)		July 31, 2008(1)

Net asset value — Beginning of period	$9.990		$9.780

Income (loss) from operations

Net investment income(2)	$0.226		$0.196
Net realized and unrealized gain (loss)	(0.672)		0.203

Total income (loss) from operations	$(0.446)		$0.399

Less distributions

From net investment income	$(0.234)		$(0.189)

Total distributions	$(0.234)		$(0.189)

Net asset value — End of period	$9.310		$9.990

Total Return(3)	(4.43	)%(7)	4.06	%(7)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,058		$10
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.59	%(4)	0.58	%(4)
Interest and fee expense(5)	0.24	%(4)	0.35	%(4)
Total expenses before custodian fee reduction	0.83	%(4)	0.93	%(4)
Expenses after custodian fee reduction excluding interest and fees	0.58	%(4)	0.56	%(4)
Net investment income	5.01	%(4)	4.66	%(4)
Portfolio Turnover	11	%(7)	23	%(6)

(1)	For the period from the start of business, March 3, 2008, to July 31, 2008.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(6)	For the year ended July 31, 2008.

(7)	Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2009

FINANCIAL STATEMENTS (Unaudited) CONT’D

Financial Highlights

	Michigan Fund — Class A
	Six Months Ended		Year Ended July 31,
	January 31, 2009
	(Unaudited)		2008	2007		2006	2005		2004

Net asset value — Beginning of period	$8.950		$9.480	$9.510		$9.630	$9.480		$9.400

Income (loss) from operations

Net investment income(1)	$0.200		$0.407	$0.401		$0.419	$0.435		$0.456
Net realized and unrealized gain (loss)	(0.876)		(0.489)	(0.028)		(0.131)	0.156		0.086

Total income (loss) from operations	$(0.676)		$(0.082)	$0.373		$0.288	$0.591		$0.542

Less distributions

From net investment income	$(0.204)		$(0.403)	$(0.403)		$(0.408)	$(0.441)		$(0.462)
From net realized gain	—		(0.045)	—		—	—		—

Total distributions	$(0.204)		$(0.448)	$(0.403)		$(0.408)	$(0.441)		$(0.462)

Net asset value — End of period	$8.070		$8.950	$9.480		$9.510	$9.630		$9.480

Total Return(2)	(7.55	)%(8)	(0.88)%	3.92%		3.06%	6.34%		5.83%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$49,667		$58,620	$64,786		$53,595	$53,522		$54,332
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.77	%(3)	0.77%	0.78	%(4)	0.79%	0.80	%(5)	0.81	%(5)
Interest and fee expense(6)	0.24	%(3)	0.14%	0.24%		0.24%	0.16	%(5)	0.09	%(5)
Total expenses before custodian fee reduction	1.01	%(3)	0.91%	1.02	%(4)	1.03%	0.96	%(5)	0.90	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.76	%(3)	0.75%	0.75	%(4)	0.78%	0.79	%(5)	0.80	%(5)
Net investment income	4.82	%(3)	4.40%	4.16%		4.39%	4.53%		4.81%
Portfolio Turnover of the Portfolio	—		—	—		—	2	%(7)	15	%(7)
Portfolio Turnover of the Fund	7	%(8)	24%	15%		32%	19%		—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Annualized.

(4)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.

(5)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(7)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(8)	Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2009

FINANCIAL STATEMENTS (Unaudited) CONT’D

Financial Highlights

	Michigan Fund — Class C
	Six Months Ended		Year Ended July 31,
	January 31, 2009					Period Ended
	(Unaudited)		2008	2007		July 31, 2006(1)

Net asset value — Beginning of period	$8.960		$9.480	$9.510		$9.480

Income (loss) from operations

Net investment income(2)	$0.169		$0.337	$0.326		$0.080
Net realized and unrealized gain (loss)	(0.877)		(0.481)	(0.025)		0.033

Total income (loss) from operations	$(0.708)		$(0.144)	$0.301		$0.113

Less distributions

From net investment income	$(0.172)		$(0.331)	$(0.331)		$(0.083)
From net realized gain	—		(0.045)	—		—

Total distributions	$(0.172)		$(0.376)	$(0.331)		$(0.083)

Net asset value — End of period	$8.080		$8.960	$9.480		$9.510

Total Return(3)	(7.91	)%(8)	(1.54)%	3.16%		1.20	%(8)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$3,436		$4,049	$3,028		$141
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.52	%(4)	1.52%	1.53	%(5)	1.54	%(4)
Interest and fee expense(6)	0.24	%(4)	0.14%	0.24%		0.24	%(4)
Total expenses before custodian fee reduction	1.76	%(4)	1.66%	1.77	%(5)	1.78	%(4)
Expenses after custodian fee reduction excluding interest and fees	1.50	%(4)	1.50%	1.50	%(5)	1.53	%(4)
Net investment income	4.08	%(4)	3.65%	3.39%		3.39	%(4)
Portfolio Turnover	7	%(8)	24%	15%		32	%(7)

(1)	For the period from the start of business, May 2, 2006, to July 31, 2006.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Annualized.

(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(7)	For the year ended July 31, 2008.

(8)	Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2009

FINANCIAL STATEMENTS (Unaudited) CONT’D

Financial Highlights

	Minnesota Fund — Class A
	Six Months Ended		Year Ended July 31,
	January 31, 2009
	(Unaudited)		2008	2007		2006	2005		2004

Net asset value — Beginning of period	$8.930		$8.530	$9.280		$9.320	$9.110		$9.090

Income (loss) from operations

Net investment income(1)	$0.191		$0.382	$0.403		$0.424	$0.422		$0.432
Net realized and unrealized gain (loss)	(0.518)		(0.336)	0.007		(0.052)	0.206		0.029

Total income (loss) from operations	$(0.327)		$0.046	$0.410		$0.372	$0.628		$0.461

Less distributions

From net investment income	$(0.193)		$(0.396)	$(0.410)		$(0.412)	$(0.418)		$(0.441)

Total distributions	$(0.193)		$(0.396)	$(0.410)		$(0.412)	$(0.418)		$(0.441)

Net asset value — End of period	$8.410		$8.930	$9.280		$9.280	$9.320		$9.110

Total Return(2)	(3.62	)%(8)	0.51%	4.45%		4.08%	7.02%		5.12%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$66,835		$69,234	$57,574		$34,677	$31,245		$29,369
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.76	%(3)	0.75%	0.78	%(4)	0.77%	0.78	%(5)	0.79	%(5)
Interest and fee expense(6)	—		0.10%	0.20%		0.22%	0.15	%(5)	—
Total expenses before custodian fee reduction	0.76	%(3)	0.85%	0.98	%(4)	0.99%	0.93	%(5)	0.79	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.74	%(3)	0.70%	0.72	%(4)	0.74%	0.77	%(5)	0.79	%(5)
Net investment income	4.54	%(3)	4.17%	4.30%		4.57%	4.55%		4.71%
Portfolio Turnover of the Portfolio	—		—	—		—	6	%(7)	12	%(7)
Portfolio Turnover of the Fund	15	%(8)	18%	4%		14%	9%		—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Annualized.

(4)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.

(5)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(7)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(8)	Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2009

FINANCIAL STATEMENTS (Unaudited) CONT’D

Financial Highlights

	Minnesota Fund — Class B
	Six Months Ended		Year Ended July 31,
	January 31, 2009
	(Unaudited)		2008	2007		2006	2005		2004

Net asset value — Beginning of period	$9.600		$9.990	$9.990		$10.020	$9.810		$9.790

Income (loss) from operations

Net investment income(1)	$0.172		$0.338	$0.363		$0.383	$0.380		$0.390
Net realized and unrealized gain (loss)	(0.540)		(0.376)	0.003		(0.045)	0.205		0.029

Total income (loss) from operations	$(0.368)		$(0.038)	$0.366		$0.338	$0.585		$0.419

Less distributions

From net investment income	$(0.172)		$(0.352)	$(0.366)		$(0.368)	$(0.375)		$(0.399)

Total distributions	$(0.172)		$(0.352)	$(0.366)		$(0.368)	$(0.375)		$(0.399)

Net asset value — End of period	$9.060		$9.600	$9.990		$9.990	$10.020		$9.810

Total Return(2)	(3.79	)%(9)	(0.39)%	3.68%		3.44%	6.23	%(3)	4.33%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$5,789		$6,962	$7,827		$9,941	$13,571		$15,212
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.51	%(4)	1.50%	1.53	%(5)	1.52%	1.53	%(6)	1.54	%(6)
Interest and fee expense(7)	—		0.10%	0.20%		0.22%	0.15	%(6)	—
Total expenses before custodian fee reduction	1.51	%(4)	1.60%	1.73	%(5)	1.74%	1.68	%(6)	1.54	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.49	%(4)	1.45%	1.47	%(5)	1.49%	1.52	%(6)	1.54	%(6)
Net investment income	3.78	%(4)	3.43%	3.60%		3.84%	3.81%		3.92%
Portfolio Turnover of the Portfolio	—		—	—		—	6	%(8)	12	%(8)
Portfolio Turnover of the Fund	15	%(9)	18%	4%		14%	9%		—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Total return reflects an increase of 0.18% due to a change in the timing of the reinvestment of distributions.

(4)	Annualized.

(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.

(6)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(9)	Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2009

FINANCIAL STATEMENTS (Unaudited) CONT’D

Financial Highlights

	Minnesota Fund — Class C
	Six Months Ended		Year Ended July 31,
	January 31, 2009					Period Ended
	(Unaudited)		2008	2007		July 31, 2006(1)

Net asset value — Beginning of period	$9.620		$9.990	$9.990		$9.940

Income (loss) from operations

Net investment income(2)	$0.172		$0.335	$0.357		$0.231
Net realized and unrealized gain (loss)	(0.570)		(0.353)	0.009		0.041	(3)

Total income (loss) from operations	$(0.398)		$(0.018)	$0.366		$0.272

Less distributions

From net investment income	$(0.172)		$(0.352)	$(0.366)		$(0.222)

Total distributions	$(0.172)		$(0.352)	$(0.366)		$(0.222)

Net asset value — End of period	$9.050		$9.620	$9.990		$9.990

Total Return(4)	(4.10	)%(9)	(0.19)%	3.68%		2.77	%(9)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$9,756		$8,569	$4,115		$986
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.51	%(5)	1.50%	1.53	%(6)	1.52	%(5)
Interest and fee expense(7)	—		0.10%	0.20%		0.22	%(5)
Total expenses before custodian fee reduction	1.52	%(5)	1.60%	1.73	%(6)	1.74	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.50	%(5)	1.45%	1.47	%(6)	1.49	%(5)
Net investment income	3.81	%(5)	3.41%	3.54%		3.78	%(5)
Portfolio Turnover	15	%(9)	18%	4%		14	%(8)

(1)	For the period from the start of business, December 21, 2005, to July 31, 2006.

(2)	Computed using average shares outstanding.

(3)	The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)	Annualized.

(6)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(8)	For the year ended July 31, 2008.

(9)	Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2009

FINANCIAL STATEMENTS (Unaudited) CONT’D

Financial Highlights

	New Jersey Fund – Class A
	Six Months Ended		Year Ended July 31,
	January 31, 2009
	(Unaudited)		2008	2007		2006	2005		2004

Net asset value — Beginning of period	$9.500		$10.500	$10.420		$10.470	$10.130		$10.070

Income (loss) from operations

Net investment income(1)	$0.232		$0.456	$0.481		$0.462	$0.478		$0.508
Net realized and unrealized gain (loss)	(1.603)		(0.977)	0.058		(0.055)	0.342		0.082

Total income (loss) from operations	$(1.371)		$(0.521)	$0.539		$0.407	$0.820		$0.590

Less distributions

From net investment income	$(0.229)		$(0.462)	$(0.459)		$(0.457)	$(0.480)		$(0.530)
From net realized gain	—		(0.017)	—		—	—		—

Total distributions	$(0.229)		$(0.479)	$(0.459)		$(0.457)	$(0.480)		$(0.530)

Net asset value — End of period	$7.900		$9.500	$10.500		$10.420	$10.470		$10.130

Total Return(2)	(14.48	)%(8)	(5.04)%	5.18%		4.00%	8.24%		5.89%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$203,360		$261,792	$264,281		$189,294	$175,624		$161,964
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.83	%(3)	0.81%	0.79	%(4)	0.80%	0.81	%(5)	0.84	%(5)
Interest and fee expense(6)	0.27	%(3)	0.26%	0.42%		0.39%	0.25	%(5)	0.13	%(5)
Total expenses before custodian fee reduction	1.10	%(3)	1.07%	1.21	%(4)	1.19%	1.06	%(5)	0.97	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.83	%(3)	0.80%	0.76	%(4)	0.78%	0.80	%(5)	0.83	%(5)
Net investment income	5.52	%(3)	4.57%	4.51%		4.45%	4.61%		4.99%
Portfolio Turnover of the Portfolio	—		—	—		—	0	%(7)	12	%(7)
Portfolio Turnover of the Fund	11	%(8)	47%	37%		27%	26%		—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Annualized.

(4)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.

(5)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(7)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(8)	Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2009

FINANCIAL STATEMENTS (Unaudited) CONT’D

Financial Highlights

	New Jersey Fund – Class C
	Six Months Ended		Year Ended July 31,
	January 31, 2009					Period Ended
	(Unaudited)		2008	2007		July 31, 2006(1)

Net asset value — Beginning of period	$9.920		$10.950	$10.870		$10.740

Income (loss) from operations

Net investment income(2)	$0.209		$0.394	$0.402		$0.233
Net realized and unrealized gain (loss)	(1.688)		(1.008)	0.075		0.148	(3)

Total income (loss) from operations	$(1.479)		$(0.614)	$0.477		$0.381

Less distributions

From net investment income	$(0.201)		$(0.399)	$(0.397)		$(0.251)
From net realized gain	—		(0.017)	—		—

Total distributions	$(0.201)		$(0.416)	$(0.397)		$(0.251)

Net asset value — End of period	$8.240		$9.920	$10.950		$10.870

Total Return(4)	(14.95	)%(9)	(5.68)%	4.38%		3.56	%(9)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$22,156		$28,204	$22,479		$3,659
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.58	%(5)	1.56%	1.54	%(6)	1.55	%(5)
Interest and fee expense(7)	0.27	%(5)	0.26%	0.42%		0.39	%(5)
Total expenses before custodian fee reduction	1.85	%(5)	1.82%	1.96	%(6)	1.94	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.58	%(5)	1.55%	1.51	%(6)	1.53	%(5)
Net investment income	4.77	%(5)	3.79%	3.61%		3.45	%(5)
Portfolio Turnover	11	%(9)	47%	37%		27	%(8)

(1)	For the period from the start of business, December 14, 2005, to July 31, 2006.

(2)	Computed using average shares outstanding.

(3)	The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)	Annualized.

(6)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(8)	For the year ended July 31, 2008.

(9)	Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2009

FINANCIAL STATEMENTS (Unaudited) CONT’D

Financial Highlights

	New Jersey Fund — Class I
	Six Months Ended
	January 31, 2009		Period Ended
	(Unaudited)		July 31, 2008(1)

Net asset value — Beginning of period	$9.510		$9.180

Income (loss) from operations

Net investment income(2)	$0.233		$0.190
Net realized and unrealized gain (loss)	(1.605)		0.337

Total income (loss) from operations	$(1.372)		$0.527

Less distributions

From net investment income	$(0.238)		$(0.197)

Total distributions	$(0.238)		$(0.197)

Net asset value — End of period	$7.900		$9.510

Total Return(3)	(14.48	)%(7)	5.73	%(7)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,491		$10
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.64	%(4)	0.61	%(4)
Interest and fee expense(5)	0.27	%(4)	0.26	%(4)
Total expenses before custodian fee reduction	0.91	%(4)	0.87	%(4)
Expenses after custodian fee reduction excluding interest and fees	0.64	%(4)	0.60	%(4)
Net investment income	6.02	%(4)	4.76	%(4)
Portfolio Turnover	11	%(7)	47	%(6)

(1)	For the period from the start of business, March 3, 2008, to July 31, 2008.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(6)	For the year ended July 31, 2008.

(7)	Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2009

FINANCIAL STATEMENTS (Unaudited) CONT’D

Financial Highlights

	Pennsylvania Fund – Class A
	Six Months Ended		Year Ended July 31,
	January 31, 2009
	(Unaudited)		2008	2007		2006	2005		2004

Net asset value — Beginning of period	$9.190		$9.970	$9.930		$9.920	$9.730		$9.680

Income (loss) from operations

Net investment income(1)	$0.212		$0.440	$0.434		$0.458	$0.490		$0.513
Net realized and unrealized gain (loss)	(1.101)		(0.785)	0.042		0.010	0.191		0.053

Total income (loss) from operations	$(0.889)		$(0.345)	$0.476		$0.468	$0.681		$0.566

Less distributions

From net investment income	$(0.221)		$(0.435)	$(0.436)		$(0.458)	$(0.491)		$(0.516)

Total distributions	$(0.221)		$(0.435)	$(0.436)		$(0.458)	$(0.491)		$(0.516)

Net asset value — End of period	$8.080		$9.190	$9.970		$9.930	$9.920		$9.730

Total Return(2)	(9.64	)%(8)	(3.52)%	4.81%		4.84%	7.14%		5.91%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$194,316		$229,953	$238,254		$187,902	$166,734		$156,465
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.81	%(3)	0.81%	0.80	%(4)	0.82%	0.85	%(5)	0.85	%(5)
Interest and fee expense(6)	0.43	%(3)	0.42%	0.54%		0.38%	0.17	%(5)	0.12	%(5)
Total expenses before custodian fee reduction	1.24	%(3)	1.23%	1.34	%(4)	1.20%	1.02	%(5)	0.97	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.80	%(3)	0.79%	0.77	%(4)	0.80%	0.84	%(5)	0.84	%(5)
Net investment income	5.17	%(3)	4.58%	4.29%		4.63%	4.97%		5.27%
Portfolio Turnover of the Portfolio	—		—	—		—	1	%(7)	12	%(7)
Portfolio Turnover of the Fund	13	%(8)	24%	27%		31%	15%		—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Annualized.

(4)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.

(5)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(7)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(8)	Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2009

FINANCIAL STATEMENTS (Unaudited) CONT’D

Financial Highlights

	Pennsylvania Fund – Class B
	Six Months Ended		Year Ended July 31,
	January 31, 2009
	(Unaudited)		2008	2007		2006	2005		2004

Net asset value — Beginning of period	$9.500		$10.310	$10.270		$10.260	$10.060		$10.010

Income (loss) from operations

Net investment income(1)	$0.188		$0.381	$0.372		$0.398	$0.431		$0.458
Net realized and unrealized gain (loss)	(1.135)		(0.818)	0.040		0.009	0.200		0.049

Total income (loss) from operations	$(0.947)		$(0.437)	$0.412		$0.407	$0.631		$0.507

Less distributions

From net investment income	$(0.193)		$(0.373)	$(0.372)		$(0.397)	$(0.431)		$(0.457)

Total distributions	$(0.193)		$(0.373)	$(0.372)		$(0.397)	$(0.431)		$(0.457)

Net asset value — End of period	$8.360		$9.500	$10.310		$10.270	$10.260		$10.060

Total Return(2)	(9.94	)%(9)	(4.30)%	4.02%		4.05%	6.58	%(3)	5.10%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$22,469		$28,571	$36,425		$42,291	$47,747		$51,972
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.57	%(4)	1.56%	1.55	%(5)	1.57%	1.60	%(6)	1.60	%(6)
Interest and fee expense(7)	0.43	%(4)	0.42%	0.54%		0.38%	0.17	%(6)	0.12	%(6)
Total expenses before custodian fee reduction	2.00	%(4)	1.98%	2.09	%(5)	1.95%	1.77	%(6)	1.72	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.56	%(4)	1.54%	1.52	%(5)	1.55%	1.59	%(6)	1.59	%(6)
Net investment income	4.42	%(4)	3.83%	3.56%		3.89%	4.22%		4.48%
Portfolio Turnover of the Portfolio	—		—	—		—	1	%(8)	12	%(8)
Portfolio Turnover of the Fund	13	%(9)	24%	27%		31%	15%		—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Total return reflects an increase of 0.18% due to a change in the timing of the reinvestment of distributions.

(4)	Annualized.

(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.

(6)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(9)	Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2009

FINANCIAL STATEMENTS (Unaudited) CONT’D

Financial Highlights

	Pennsylvania Fund – Class C
	Six Months Ended		Year Ended July 31,
	January 31, 2009					Period Ended
	(Unaudited)		2008	2007		July 31, 2006(1)

Net asset value — Beginning of period	$9.510		$10.320	$10.280		$10.250

Income (loss) from operations

Net investment income(2)	$0.188		$0.380	$0.368		$0.203
Net realized and unrealized gain (loss)	(1.135)		(0.816)	0.045		0.044

Total income (loss) from operations	$(0.947)		$(0.436)	$0.413		$0.247

Less distributions

From net investment income	$(0.193)		$(0.374)	$(0.373)		$(0.217)

Total distributions	$(0.193)		$(0.374)	$(0.373)		$(0.217)

Net asset value — End of period	$8.370		$9.510	$10.320		$10.280

Total Return(3)	(9.93	)%(8)	(4.29)%	4.02%		2.38	%(8)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$28,187		$33,457	$20,528		$3,026
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.57	%(4)	1.56%	1.55	%(5)	1.57	%(4)
Interest and fee expense(6)	0.43	%(4)	0.42%	0.54%		0.38	%(4)
Total expenses before custodian fee reduction	2.00	%(4)	1.98%	2.09	%(5)	1.95	%(4)
Expenses after custodian fee reduction excluding interest and fees	1.56	%(4)	1.54%	1.52	%(5)	1.55	%(4)
Net investment income	4.42	%(4)	3.83%	3.52%		3.60	%(4)
Portfolio Turnover	13	%(8)	24%	27%		31	%(7)

(1)	For the period from the start of business, January 12, 2006, to July 31, 2006.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Annualized.

(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended July 31, 2007). Absent this allocation, total return would be lower.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(7)	For the year ended July 31, 2008.

(8)	Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2009

FINANCIAL STATEMENTS (Unaudited) CONT’D

Financial Highlights

	Pennsylvania Fund — Class I
	Six Months Ended
	January 31, 2009		Period Ended
	(Unaudited)		July 31, 2008(1)

Net asset value — Beginning of period	$9.200		$8.900

Income (loss) from operations

Net investment income(2)	$0.210		$0.192
Net realized and unrealized gain (loss)	(1.081)		0.297

Total income (loss) from operations	$(0.871)		$0.489

Less distributions

From net investment income	$(0.229)		$(0.189)

Total distributions	$(0.229)		$(0.189)

Net asset value — End of period	$8.100		$9.200

Total Return(3)	(9.42	)%(7)	5.49	%(7)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$16,171		$32
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.61	%(4)	0.60	%(4)
Interest and fee expense(5)	0.43	%(4)	0.42	%(4)
Total expenses before custodian fee reduction	1.04	%(4)	1.02	%(4)
Expenses after custodian fee reduction excluding interest and fees	0.60	%(4)	0.58	%(4)
Net investment income	5.52	%(4)	4.98	%(4)
Portfolio Turnover	13	%(7)	24	%(6)

(1)	For the period from the start of business, March 3, 2008, to July 31, 2008.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(6)	For the year ended July 31, 2008.

(7)	Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Eaton Vance Municipals Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of twenty-eight funds, seven of which, each non-diversified, are included in these financial statements. They include Eaton Vance Arizona Municipals Fund (Arizona Fund), Eaton Vance Colorado Municipals Fund (Colorado Fund), Eaton Vance Connecticut Municipals Fund (Connecticut Fund), Eaton Vance Michigan Municipals Fund (Michigan Fund), Eaton Vance Minnesota Municipals Fund (Minnesota Fund), Eaton Vance New Jersey Municipals Fund (New Jersey Fund) and Eaton Vance Pennsylvania Municipals Fund (Pennsylvania Fund), (each individually referred to as the Fund, and collectively, the Funds). The Funds seek to provide current income exempt from regular federal income tax and from particular state or local income or other taxes. The Michigan Fund offers two classes of shares. The Arizona Fund, Colorado Fund, Minnesota Fund and New Jersey Fund offer three classes of shares. The Connecticut Fund and Pennsylvania Fund offer four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares of each Fund automatically convert to Class A shares eight years after their purchase as described in each Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Municipal bonds and taxable obligations, if any, are generally valued on the basis of valuations furnished by a pricing vendor, as derived from such vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Financial futures contracts and options on financial futures contracts listed on commodity exchanges are valued based on the closing price on the primary exchange on which such contracts trade. Interest rate swaps are normally valued using valuations provided by a pricing vendor. Such vendor valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap curves provided by electronic data services or by broker/dealers. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates market value. Investments for which valuations or market quotations are not readily available, and investments for which the price of a security is not believed to represent its fair market value, are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

At July 31, 2008, the following Funds, for federal income tax purposes, had capital loss carryforwards which will reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The amounts and expiration dates of the capital loss carryforwards are as follows:

Eaton Vance Municipals Funds as of January 31, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

Fund	Amount	Expiration Date

Arizona	$522,797	July 31, 2009
	536,449	July 31, 2010
	353,624	July 31, 2012
	691,155	July 31, 2013
	736,704	July 31, 2014
	160,306	July 31, 2016
Colorado	284,426	July 31, 2013
	327,021	July 31, 2016
Connecticut	374,997	July 31, 2013
	329,657	July 31, 2016
Michigan	337,787	July 31, 2016
Minnesota	56,582	July 31, 2010
	382,839	July 31, 2012
	504,289	July 31, 2013
	410,833	July 31, 2016
New Jersey	3,716,712	July 31, 2016
Pennsylvania	5,831,137	July 31, 2011
	1,108,751	July 31, 2012
	3,349,896	July 31, 2013
	1,414,955	July 31, 2016

Additionally, at July 31, 2008, the Arizona Fund, Colorado Fund, Connecticut Fund, Michigan Fund, Minnesota Fund, New Jersey Fund and Pennsylvania Fund had net capital losses of $596,665, $467,148, $234,935, $499,369, $266,477, $5,818,072 and $4,501,971, respectively, attributable to security transactions incurred after October 31, 2007. These net capital losses are treated as arising on the first day of the Funds’ taxable year ending July 31, 2009.

As of January 31, 2009, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Funds’ federal tax returns filed in the 3-year period ended July 31, 2008 remains subject to examination by the Internal Revenue Service.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Funds. Pursuant to the respective custodian agreements, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance each Fund maintains with SSBT. All credit balances, if any, used to reduce each Fund’s custodian fees are reported as a reduction of expenses in the Statements of Operations.

F  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

I  Floating Rate Notes Issued in Conjunction with Securities Held —
The Funds may invest in inverse floating rate securities, also referred to as tender option bonds (TOBs), whereby a Fund may sell a fixed rate bond to a broker for cash. At the same time, the Fund buys a residual interest in the assets and cash flows of a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), set up by the broker, often referred to as an inverse floating rate obligation (Inverse Floater). The broker deposits a fixed rate bond into the SPV with the same CUSIP number as the fixed rate bond sold to the broker by the Fund, and which may have been, but is not required to be, the fixed rate bond purchased from the Fund (the Fixed Rate Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The Inverse Floater held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to tender their notes at par, and (2) to have the broker transfer the Fixed Rate Bond held by the SPV to the Fund, thereby terminating the SPV. Should a Fund exercise such right, it would pay the broker the par amount due on the Floating Rate Notes and exchange the Inverse Floater for the underlying Fixed Rate Bond. Pursuant to Financial Accounting Standards Board (FASB) Statement No. 140, “Accounting for Transfers and

Eaton Vance Municipals Funds as of January 31, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

Servicing of Financial Assets and Extinguishment of Liabilities” (FAS 140), a Fund accounts for the transaction described above as a secured borrowing by including the Fixed Rate Bond in its Portfolio of Investments and the Floating Rate Notes outstanding as a liability under the caption “Payable for floating rate notes issued” in its Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date. Interest expense related to a Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by a Fund, as noted above, or by the broker upon the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying bond, bankruptcy of or payment failure by the issuer of the underlying bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At January 31, 2009, the amounts of the Funds’ Floating Rate Notes outstanding and related interest rates and collateral were as follows:

		Interest Rate	Collateral for
	Floating Rate	or Range of	Floating Rate
Fund	Notes Outstanding	Interest Rates	Notes Outstanding

Arizona	$950,000	2.25%	$1,834,042
Connecticut	7,620,000	0.46 – 2.25	11,399,156
Michigan	2,750,000	0.95 – 2.25	3,975,050
New Jersey	21,450,000	0.43 – 0.70	26,806,477
Pennsylvania	22,315,000	0.95 – 2.28	31,982,084

The Funds may enter into shortfall and forbearance agreements with the broker by which a Fund agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Fixed Rate Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of January 31, 2009.

The Funds may also purchase Inverse Floaters from brokers in a secondary market transaction without first owning the underlying fixed rate bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to Inverse Floaters purchased in a secondary market transaction are disclosed in the Portfolio of Investments. The Funds’ investment policies and restrictions expressly permit investments in Inverse Floaters. Inverse floating rate securities typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of inverse floating rate securities are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money for purposes of making investments. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statements of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Inverse Floaters held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

J  Financial Futures Contracts — The Funds may enter into financial futures contracts. The Funds’ investment in financial futures contracts is designed for hedging against changes in interest rates or as a substitute for the purchase of securities. Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. In entering such contracts, the Fund bears the risk if the counterparties do not perform under the contracts’ terms.

K  Interest Rate Swaps — The Funds may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates, or as substitution for the purchase or sale of securities. Pursuant to these agreements, a Fund makes periodic payments at a fixed interest rate and, in exchange, receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. A Fund is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

L  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is

Eaton Vance Municipals Funds as of January 31, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

negotiated, the price of the security that will be delivered is fixed. The Funds maintain security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

M  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of a Fund is the amount included in the Fund’s Statement of Assets and Liabilities and represents the cash on hand at its custodian and does not include any short-term investments.

N  Interim Financial Statements — The interim financial statements relating to January 31, 2009 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Distributions to Shareholders

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards, if any), are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) as presented in the following table and is payable monthly.

	Annual	Daily
Daily Net Assets	Asset Rate	Income Rate

Up to $20 million	0.10%	1.00%
$20 million up to $40 million	0.20	2.00
$40 million up to $500 million	0.30	3.00

On average daily net assets of $500 million or more, the rates are further reduced. For the six months ended January 31, 2009, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	Investment	Effective
Fund	Adviser Fee	Annual Rate

Arizona	$177,505	0.37%
Colorado	38,516	0.22
Connecticut	219,466	0.38
Michigan	85,518	0.30
Minnesota	141,871	0.34
New Jersey	554,707	0.45
Pennsylvania	568,453	0.44

EVM serves as administrator of each Fund, but receives no compensation. EVM serves as the sub-transfer agent of each Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM and Class A sales charges that the Funds were informed were received by EVD for the six months ended January 31, 2009 were as follows:

	EVM’s
	Sub-Transfer	EVD’s Class A
Fund	Agent Fees	Sales Charges

Arizona	$867	$2,645
Colorado	489	2,189
Connecticut	1,567	2,707
Michigan	894	1,019
Minnesota	1,029	4,104
New Jersey	3,273	9,372
Pennsylvania	3,777	13,712

Except for Trustees of the Funds who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in

Eaton Vance Municipals Funds as of January 31, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended January 31, 2009, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of the above organizations.

4   Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the six months ended January 31, 2009 for Class A shares amounted to the following:

Class A
Distribution and
Fund	Service Fees

Arizona	$83,377
Colorado	31,792
Connecticut	99,067
Michigan	53,325
Minnesota	67,579
New Jersey	223,132
Pennsylvania	201,234

Each Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class B and Class C Plans require each Fund to pay EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the respective Funds. Each Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by each Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended January 31, 2009, the Funds paid or accrued to EVD the following distribution fees, representing 0.75% (annualized) of the average daily net assets of each Fund’s Class B and Class C shares:

	Class B	Class C
	Distribution	Distribution
Fund	Fees	Fees

Arizona	$22,694	$27,105
Colorado	11,059	949
Connecticut	42,529	15,191
Michigan	—	13,831
Minnesota	23,290	32,294
New Jersey	—	92,457
Pennsylvania	92,104	110,111

At January 31, 2009, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately as follows:

Fund	Class B	Class C

Arizona	$905,000	$658,000
Colorado	961,000	20,000
Connecticut	1,046,000	333,000
Michigan	—	299,000
Minnesota	686,000	454,000
New Jersey	—	2,320,000
Pennsylvania	1,292,000	2,346,000

The Class B and Class C Plans also authorize the Funds to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% per annum of the average daily net assets attributable to that class. The Trustees approved service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class B and Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended January 31, 2009 amounted to the following:

	Class B	Class C
	Service	Service
Fund	Fees	Fees

Arizona	$6,052	$7,228
Colorado	2,950	253
Connecticut	11,341	4,051
Michigan	—	3,689
Minnesota	6,211	8,611
New Jersey	—	24,655
Pennsylvania	24,561	29,363

Eaton Vance Municipals Funds as of January 31, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

5   Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to each Fund. For the six months ended January 31, 2009, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A, Class B and Class C shareholders:

Fund	Class A	Class B	Class C

Arizona	$2,000	$6,000	$4,000
Colorado	—	1,000	—
Connecticut	1,000	6,000	500
Michigan	1,000	—	300
Minnesota	—	4,000	5,000
New Jersey	9,000	—	10,000
Pennsylvania	8,000	16,000	13,000

6   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended January 31, 2009 were as follows:

Fund	Purchases	Sales

Arizona	$10,783,765	$21,748,952
Colorado	2,810,620	4,514,979
Connecticut	13,346,521	17,920,114
Michigan	4,072,132	10,690,062
Minnesota	12,089,080	13,275,856
New Jersey	29,441,490	61,525,325
Pennsylvania	36,909,182	66,746,454

7   Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

Arizona Fund
	Six Months Ended
	January 31, 2009	Year Ended
Class A	(Unaudited)	July 31, 2008

Sales	915,996	2,445,151
Issued to shareholders electing to receive payments of distributions in Fund shares	153,635	264,349
Redemptions	(1,695,715)	(2,123,231)
Exchange from Class B shares	107,290	50,224

Net increase (decrease)	(518,794)	636,493

	Six Months Ended
	January 31, 2009	Year Ended
Class B	(Unaudited)	July 31, 2008

Sales	8,546	62,275
Issued to shareholders electing to receive payments of distributions in Fund shares	6,404	12,616
Redemptions	(101,031)	(121,882)
Exchange to Class A shares	(96,498)	(45,158)

Net decrease	(182,579)	(92,149)

	Six Months Ended
	January 31, 2009	Year Ended
Class C	(Unaudited)	July 31, 2008

Sales	78,408	399,643
Issued to shareholders electing to receive payments of distributions in Fund shares	10,989	19,817
Redemptions	(177,592)	(223,325)

Net increase (decrease)	(88,195)	196,135

Colorado Fund
	Six Months Ended
	January 31, 2009	Year Ended
Class A	(Unaudited)	July 31, 2008

Sales	390,703	846,872
Issued to shareholders electing to receive payments of distributions in Fund shares	51,424	103,113
Redemptions	(506,275)	(1,180,896)
Exchange from Class B shares	40,077	100,722

Net decrease	(24,071)	(130,189)

Eaton Vance Municipals Funds as of January 31, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

Colorado Fund (continued)
	Six Months Ended
	January 31, 2009	Year Ended
Class B	(Unaudited)	July 31, 2008

Sales	5,220	6,586
Issued to shareholders electing to receive payments of distributions in Fund shares	4,040	9,854
Redemptions	(41,147)	(84,903)
Exchange to Class A shares	(36,815)	(92,468)

Net decrease	(68,702)	(160,931)

	Six Months Ended
	January 31, 2009	Period Ended
Class C	(Unaudited)	July 31, 2008(1)

Sales	36,970	23,012
Issued to shareholders electing to receive payments of distributions in Fund shares	612	93
Redemptions	(2,397)	(509)

Net increase	35,185	22,596

Connecticut Fund
	Six Months Ended
	January 31, 2009	Year Ended
Class A	(Unaudited)	July 31, 2008

Sales	1,456,833	1,413,580
Issued to shareholders electing to receive payments of distributions in Fund shares	153,084	267,654
Redemptions	(1,584,863)	(2,373,442)
Exchange from Class B shares	40,886	162,743

Net increase (decrease)	65,940	(529,465)

	Six Months Ended
	January 31, 2009	Year Ended
Class B	(Unaudited)	July 31, 2008

Sales	27,980	57,397
Issued to shareholders electing to receive payments of distributions in Fund shares	14,592	30,935
Redemptions	(134,060)	(396,496)
Exchange to Class A shares	(41,071)	(163,456)

Net decrease	(132,559)	(471,620)

	Six Months Ended
	January 31, 2009	Year Ended
Class C	(Unaudited)	July 31, 2008

Sales	162,129	161,720
Issued to shareholders electing to receive payments of distributions in Fund shares	4,668	7,153
Redemptions	(72,429)	(111,809)

Net increase	94,368	57,064

	Six Months Ended
	January 31, 2009	Period Ended
Class I	(Unaudited)	July 31, 2008(2)

Sales	111,699	1,022
Issued to shareholders electing to receive payments of distributions in Fund shares	884	—

Net increase	112,583	1,022

Michigan Fund
	Six Months Ended
	January 31, 2009	Year Ended
Class A	(Unaudited)	July 31, 2008

Sales	103,665	821,205
Issued to shareholders electing to receive payments of distributions in Fund shares	88,085	180,010
Redemptions	(586,747)	(1,291,797)

Net decrease	(394,997)	(290,582)

	Six Months Ended
	January 31, 2009	Year Ended
Class C	(Unaudited)	July 31, 2008

Sales	88,442	226,592
Issued to shareholders electing to receive payments of distributions in Fund shares	5,784	10,619
Redemptions	(120,899)	(104,653)

Net increase (decrease)	(26,673)	132,558

Minnesota Fund
	Six Months Ended
	January 31, 2009	Year Ended
Class A	(Unaudited)	July 31, 2008

Sales	1,440,350	2,804,506
Issued to shareholders electing to receive payments of distributions in Fund shares	125,588	209,971
Redemptions	(1,425,324)	(1,538,919)
Exchange from Class B shares	45,647	77,611

Net increase	186,261	1,553,169

	Six Months Ended
	January 31, 2009	Year Ended
Class B	(Unaudited)	July 31, 2008

Sales	12,724	70,965
Issued to shareholders electing to receive payments of distributions in Fund shares	7,429	15,406
Redemptions	(63,430)	(73,175)
Exchange to Class A shares	(42,410)	(72,061)

Net decrease	(85,687)	(58,865)

Eaton Vance Municipals Funds as of January 31, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

Minnesota Fund (continued)
	Six Months Ended
	January 31, 2009	Year Ended
Class C	(Unaudited)	July 31, 2008

Sales	447,645	511,061
Issued to shareholders electing to receive payments of distributions in Fund shares	9,909	14,334
Redemptions	(270,770)	(45,948)

Net increase	186,784	479,447

New Jersey Fund
	Six Months Ended
	January 31, 2009	Year Ended
Class A	(Unaudited)	July 31, 2008

Sales	985,584	3,869,420
Issued to shareholders electing to receive payments of distributions in Fund shares	474,404	789,356
Redemptions	(3,246,263)	(6,541,619)
Exchange from Class B shares	—	214,027
Merger from Class B shares	—	4,034,469

Net increase (decrease)	(1,786,275)	2,365,653

Year Ended
Class B	July 31, 2008(3)

Sales	110,304
Issued to shareholders electing to receive payments of distributions in Fund shares	75,841
Redemptions	(492,465)
Exchange to Class A shares	(204,890)
Merger to Class A shares	(3,860,897)

Net increase (decrease)	(4,372,107)

	Six Months Ended
	January 31, 2009	Year Ended
Class C	(Unaudited)	July 31, 2008

Sales	377,273	1,552,436
Issued to shareholders electing to receive payments of distributions in Fund shares	43,236	59,877
Redemptions	(576,416)	(821,548)

Net increase (decrease)	(155,907)	790,765

	Six Months Ended
	January 31, 2009	Period Ended
Class I	(Unaudited)	July 31, 2008(2)

Sales	195,254	1,089
Issued to shareholders electing to receive payments of distributions in Fund shares	349	—
Redemptions	(7,813)	—

Net increase	187,790	1,089

Pennsylvania Fund
	Six Months Ended
	January 31, 2009	Year Ended
Class A	(Unaudited)	July 31, 2008

Sales	1,779,277	4,845,909
Issued to shareholders electing to receive payments of distributions in Fund shares	416,694	690,338
Redemptions	(3,322,059)	(4,668,504)
Exchange from Class B shares	143,781	258,151

Net increase (decrease)	(982,307)	1,125,894

	Six Months Ended
	January 31, 2009	Year Ended
Class B	(Unaudited)	July 31, 2008

Sales	75,613	182,198
Issued to shareholders electing to receive payments of distributions in Fund shares	36,428	67,743
Redemptions	(293,379)	(527,467)
Exchange to Class A shares	(138,603)	(249,474)

Net decrease	(319,941)	(527,000)

	Six Months Ended
	January 31, 2009	Year Ended
Class C	(Unaudited)	July 31, 2008

Sales	599,211	2,138,829
Issued to shareholders electing to receive payments of distributions in Fund shares	52,682	64,725
Redemptions	(801,458)	(675,665)

Net increase (decrease)	(149,565)	1,527,889

	Six Months Ended
	January 31, 2009	Period Ended
Class I	(Unaudited)	July 31, 2008(2)

Sales	2,182,340	3,507
Redemptions	(190,557)	—

Net increase	1,991,783	3,507

(1)	Class C of the Colorado Fund commenced operations on October 8, 2007.

(2)	Class I of the Connecticut Fund, New Jersey Fund and Pennsylvania Fund commenced operations on March 3, 2008.

(3)	At the close of business on April 11, 2008, the Fund’s Class B shares were merged into Class A shares.

Eaton Vance Municipals Funds as of January 31, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

8   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of each Fund at January 31, 2009, as determined on a federal income tax basis, were as follows:

Arizona Fund

Aggregate cost	$97,480,166

Gross unrealized appreciation	$4,244,396
Gross unrealized depreciation	(11,094,756)

Net unrealized depreciation	$(6,850,360)

Colorado Fund

Aggregate cost	$37,422,615

Gross unrealized appreciation	$983,334
Gross unrealized depreciation	(5,391,866)

Net unrealized depreciation	$(4,408,532)

Connecticut Fund

Aggregate cost	$116,644,303

Gross unrealized appreciation	$3,794,881
Gross unrealized depreciation	(10,004,427)

Net unrealized depreciation	$(6,209,546)

Michigan Fund

Aggregate cost	$55,536,548

Gross unrealized appreciation	$2,721,173
Gross unrealized depreciation	(6,062,663)

Net unrealized depreciation	$(3,341,490)

Minnesota Fund

Aggregate cost	$84,024,776

Gross unrealized appreciation	$2,648,362
Gross unrealized depreciation	(6,489,749)

Net unrealized depreciation	$(3,841,387)

New Jersey Fund

Aggregate cost	$263,829,608

Gross unrealized appreciation	$3,727,199
Gross unrealized depreciation	(39,443,115)

Net unrealized depreciation	$(35,715,916)

Pennsylvania Fund

Aggregate cost	$279,840,675

Gross unrealized appreciation	$7,812,359
Gross unrealized depreciation	(32,623,021)

Net unrealized depreciation	$(24,810,662)

9   Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Funds did not have any significant borrowings or allocated fees during the six months ended January 31, 2009.

10   Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Eaton Vance Municipals Funds as of January 31, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

A summary of obligations under these financial instruments at January 31, 2009 is as follows:

Futures Contracts

						Net
						Unrealized
	Expiration			Aggregate		Appreciation
Fund	Date	Contracts	Position	Cost	Value	(Depreciation)

Arizona	3/09	109 U.S. Treasury Bond	Short	$(13,622,916)	$(13,810,641)	$(187,725)
Colorado	3/09	56 U.S. Treasury Bond	Short	$(7,123,777)	$(7,095,375)	$28,402
	3/09	17 U.S. Treasury Note	Short	$(2,087,753)	$(2,085,422)	$2,331
Connecticut	3/09	78 U.S. Treasury Bond	Short	$(9,877,313)	$(9,882,844)	$(5,531)
	3/09	22 U.S. Treasury Note	Short	$(2,701,798)	$(2,698,781)	$3,017
Michigan	3/09	92 U.S. Treasury Bond	Short	$(11,705,120)	$(11,656,688)	$48,432
	3/09	29 U.S. Treasury Note	Short	$(3,561,461)	$(3,557,484)	$3,977
Minnesota	3/09	70 U.S. Treasury Bond	Short	$(8,748,661)	$(8,869,219)	$(120,558)
New Jersey	3/09	200 U.S. Treasury Bond	Short	$(24,982,112)	$(25,340,626)	$(358,514)
	3/09	215 U.S. Treasury Note	Short	$(26,398,686)	$(26,374,454)	$24,232
Pennsylvania	3/09	740 U.S. Treasury Bond	Short	$(92,217,879)	$(93,760,313)	$(1,542,434)

Interest Rate Swaps
Arizona Fund

		Annual	Floating	Effective Date/	Net
	Notional	Fixed Rate	Rate	Termination	Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

JPMorgan Chase Co.	$1,750,000	4.743%	3-month USD-LIBOR-BBA	September 14, 2009/ September 14, 2039	$(417,813)

Morgan Stanley Capital Services, Inc.	1,350,000	4.691	3-month USD-LIBOR-BBA	June 11, 2009/ June 11, 2039	(320,562)

					$(738,375)

Colorado Fund

		Annual	Floating	Effective Date/	Net
	Notional	Fixed Rate	Rate	Termination	Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

Merrill Lynch Capital Services, Inc.	$425,000	4.682%	3-month USD-LIBOR-BBA	April 1, 2009/ April 1, 2039	$(102,119)

$(102,119)

Connecticut Fund

		Annual	Floating	Effective Date/	Net
	Notional	Fixed Rate	Rate	Termination	Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

Merrill Lynch Capital Services, Inc.	$2,000,000	4.682%	3-month USD-LIBOR-BBA	April 1, 2009/ April 1, 2039	$(480,558)

$(480,558)

Michigan Fund

		Annual	Floating	Effective Date/	Net
	Notional	Fixed Rate	Rate	Termination	Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

Merrill Lynch Capital Services, Inc.	$900,000	4.682%	3-month USD-LIBOR-BBA	April 1, 2009/ April 1, 2039	$(216,251)

$(216,251)

Minnesota Fund

		Annual	Floating	Effective Date/	Net
	Notional	Fixed Rate	Rate	Termination	Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

JPMorgan Chase Co.	$750,000	4.743%	3-month USD-LIBOR-BBA	September 14, 2009/ September 14, 2039	$(179,063)

Morgan Stanley Capital Services, Inc.	350,000	4.691	3-month USD-LIBOR-BBA	June 11, 2009/ June 11, 2039	(83,108)

					$(262,171)

New Jersey Fund

		Annual	Floating	Effective Date/	Net
	Notional	Fixed Rate	Rate	Termination	Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

JPMorgan Chase Co.	$6,612,500	4.743%	3-month USD-LIBOR-BBA	September 14, 2009/ September 14, 2039	$(1,578,737)

Morgan Stanley Capital Services, Inc.	4,100,000	4.691	3-month USD-LIBOR-BBA	June 11, 2009/ June 11, 2039	(973,557)

					$(2,552,294)

Pennsylvania Fund

		Annual	Floating	Effective Date/	Net
	Notional	Fixed Rate	Rate	Termination	Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

JPMorgan Chase Co.	$3,650,000	4.743%	3-month USD-LIBOR-BBA	September 14, 2009/ September 14, 2039	$(871,439)

Merrill Lynch Capital Services, Inc.	4,500,000	4.682	3-month USD-LIBOR-BBA	April 1, 2009/ April 1, 2039	(1,081,255)

Morgan Stanley Capital Services, Inc.	5,000,000	4.691	3-month USD-LIBOR-BBA	June 11, 2009/ June 11, 2039	(1,187,265)

					$(3,139,959)

Eaton Vance Municipals Funds as of January 31, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At January 31, 2009, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

11   Fair Value Measurements

The Funds adopted FASB Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective August 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2009, the inputs used in valuing the Funds’ investments, which are carried at value, were as follows:

Arizona Fund
		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*

Level 1	Quoted Prices	$—	$(187,725)
Level 2	Other Significant Observable Inputs	91,579,806	(738,375)
Level 3	Significant Unobservable Inputs	—	—

Total		$91,579,806	$(926,100)

Colorado Fund
		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*

Level 1	Quoted Prices	$—	$30,733
Level 2	Other Significant Observable Inputs	33,014,083	(102,119)
Level 3	Significant Unobservable Inputs	—	—

Total		$33,014,083	$(71,386)

Connecticut Fund
		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*

Level 1	Quoted Prices	$—	$(2,514)
Level 2	Other Significant Observable Inputs	118,054,757	(480,558)
Level 3	Significant Unobservable Inputs	—	—

Total		$118,054,757	$(483,072)

Michigan Fund
		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*

Level 1	Quoted Prices	$—	$52,409
Level 2	Other Significant Observable Inputs	54,945,058	(216,251)
Level 3	Significant Unobservable Inputs	—	—

Total		$54,945,058	$(163,842)

Minnesota Fund
		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*

Level 1	Quoted Prices	$—	$(120,558)
Level 2	Other Significant Observable Inputs	80,183,389	(262,171)
Level 3	Significant Unobservable Inputs	—	—

Total		$80,183,389	$(382,729)

New Jersey Fund
		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*

Level 1	Quoted Prices	$—	$(334,279)
Level 2	Other Significant Observable Inputs	249,563,692	(2,552,294)
Level 3	Significant Unobservable Inputs	—	—

Total		$249,563,692	$(2,886,573)

Pennsylvania Fund
		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*

Level 1	Quoted Prices	$—	$(1,542,434)
Level 2	Other Significant Observable Inputs	277,345,013	(3,139,959)
Level 3	Significant Unobservable Inputs	—	—

Total		$277,345,013	$(4,682,393)

*	Other financial instruments include futures and interest rate swap contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.

Eaton Vance Municipals Funds as of January 31, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

The Funds held no investments or other financial instruments as of July 31, 2008 whose fair value was determined using Level 3 inputs.

12   Recently Issued Accounting Pronouncement

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (FAS 161), “Disclosures about Derivative Instruments and Hedging Activities”. FAS 161 requires enhanced disclosures about an entity’s derivative and hedging activities, including qualitative disclosures about the objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk related contingent features in derivative instruments. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Funds’ financial statement disclosures.

Eaton Vance Municipals Funds

SPECIAL MEETING OF SHAREHOLDERS (Unaudited)

Eaton Vance Arizona Municipals Fund

The Fund held a Special Meeting of Shareholders on November 14, 2008 to elect Trustees. The results of the vote were as follows:

	Number of Shares
Nominee for Trustee	For	Withheld

Benjamin C. Esty	10,210,274	117,966
Thomas E. Faust Jr.	10,100,452	227,788
Allen R. Freedman	10,100,452	227,788
William H. Park	10,210,274	117,966
Ronald A. Pearlman	10,210,274	117,966
Helen Frame Peters	10,210,274	117,966
Heidi L. Steiger	10,210,274	117,966
Lynn A. Stout	10,210,274	117,966
Ralph F. Verni	10,210,274	117,966

Eaton Vance Colorado Municipals Fund

The Fund held a Special Meeting of Shareholders on November 14, 2008 to elect Trustees. The results of the vote were as follows:

	Number of Shares
Nominee for Trustee	For	Withheld

Benjamin C. Esty	3,543,346	130,312
Thomas E. Faust Jr.	3,543,346	130,312
Allen R. Freedman	3,543,346	130,312
William H. Park	3,543,346	130,312
Ronald A. Pearlman	3,543,346	130,312
Helen Frame Peters	3,543,346	130,312
Heidi L. Steiger	3,543,346	130,312
Lynn A. Stout	3,543,346	130,312
Ralph F. Verni	3,543,346	130,312

Eaton Vance Connecticut Municipals Fund

The Fund held a Special Meeting of Shareholders on November 14, 2008 to elect Trustees. The results of the vote were as follows:

	Number of Shares
Nominee for Trustee	For	Withheld

Benjamin C. Esty	9,315,422	44,630
Thomas E. Faust Jr.	9,315,422	44,630
Allen R. Freedman	9,312,290	47,761
William H. Park	9,315,422	44,630
Ronald A. Pearlman	9,314,799	45,253
Helen Frame Peters	9,266,815	93,237
Heidi L. Steiger	9,318,865	41,186
Lynn A. Stout	9,315,733	44,318
Ralph F. Verni	9,315,422	44,630

Eaton Vance Municipals Funds

SPECIAL MEETING OF SHAREHOLDERS (Unaudited) CONT’D

Eaton Vance Michigan Municipals Fund

The Fund held a Special Meeting of Shareholders on November 14, 2008 to elect Trustees. The results of the vote were as follows:

	Number of Shares
Nominee for Trustee	For	Withheld

Benjamin C. Esty	5,332,912	133,308
Thomas E. Faust Jr.	5,332,912	133,308
Allen R. Freedman	5,332,912	133,308
William H. Park	5,332,912	133,308
Ronald A. Pearlman	5,332,912	133,308
Helen Frame Peters	5,332,912	133,308
Heidi L. Steiger	5,332,912	133,308
Lynn A. Stout	5,332,912	133,308
Ralph F. Verni	5,332,912	133,308

Eaton Vance Minnesota Municipals Fund

The Fund held a Special Meeting of Shareholders on November 14, 2008 to elect Trustees. The results of the vote were as follows:

	Number of Shares
Nominee for Trustee	For	Withheld

Benjamin C. Esty	8,080,222	195,842
Thomas E. Faust Jr.	8,080,222	195,842
Allen R. Freedman	8,080,222	195,842
William H. Park	8,080,222	195,842
Ronald A. Pearlman	8,080,222	195,842
Helen Frame Peters	8,080,222	195,842
Heidi L. Steiger	8,080,222	195,842
Lynn A. Stout	8,080,222	195,842
Ralph F. Verni	8,080,222	195,842

Eaton Vance New Jersey Municipals Fund

The Fund held a Special Meeting of Shareholders on November 14, 2008 to elect Trustees. The results of the vote were as follows:

	Number of Shares
Nominee for Trustee	For	Withheld

Benjamin C. Esty	23,382,695	2,038,027
Thomas E. Faust Jr.	23,380,281	2,040,441
Allen R. Freedman	23,339,030	2,081,692
William H. Park	23,382,695	2,038,027
Ronald A. Pearlman	23,334,401	2,086,321
Helen Frame Peters	23,382,695	2,038,027
Heidi L. Steiger	23,373,564	2,047,158
Lynn A. Stout	23,382,695	2,038,027
Ralph F. Verni	23,374,388	2,046,334

Eaton Vance Municipals Funds

SPECIAL MEETING OF SHAREHOLDERS (Unaudited) CONT’D

Eaton Vance Pennsylvania Municipals Fund

The Fund held a Special Meeting of Shareholders on November 14, 2008 to elect Trustees. The results of the vote were as follows:

	Number of Shares
Nominee for Trustee	For	Withheld

Benjamin C. Esty	25,797,155	955,920
Thomas E. Faust Jr.	25,759,470	993,605
Allen R. Freedman	25,780,883	972,192
William H. Park	25,770,873	982,202
Ronald A. Pearlman	25,768,045	985,030
Helen Frame Peters	25,651,575	1,101,500
Heidi L. Steiger	25,648,198	1,104,877
Lynn A. Stout	25,655,451	1,097,624
Ralph F. Verni	25,777,786	975,289

Eaton Vance Municipals Funds

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 21, 2008, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2008. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;
•	Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s proxy voting policies and procedures;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

Eaton Vance Municipals Funds

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2008, the Board met eleven times and the Contract Review Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, seven and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective. The Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee are newly established and did not meet during the twelve-month period ended April 30, 2008.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreements of the following funds:

•	Eaton Vance Arizona Municipals Fund
•	Eaton Vance Colorado Municipals Fund
•	Eaton Vance Connecticut Municipals Fund
•	Eaton Vance Michigan Municipals Fund
•	Eaton Vance Minnesota Municipals Fund
•	Eaton Vance New Jersey Municipals Fund
•	Eaton Vance Pennsylvania Municipals Fund

(the “Funds”), each with Boston Management and Research (the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for each Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds, and recent changes in the identity of such personnel. In particular, the Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. Specifically, the Board considered the Adviser’s large municipal bond team, which includes portfolio managers and credit specialists who provide services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to each Fund by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The

Eaton Vance Municipals Funds

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT’D

Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission.

The Board also considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the respective investment advisory agreement.

Fund Performance

The Board compared each Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2007 for each Fund in operation over such periods. On the basis of the foregoing and other relevant information, the Board concluded that the performance of each Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by each Fund (referred to as “management fees”). As part of its review, the Board considered each Fund’s management fees and total expense ratio for the year ended September 30, 2007, as compared to a group of similarly managed funds selected by an independent data provider. The Board considered that the Adviser had waived fees and/or paid expenses for each Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded with respect to each Fund that the management fees charged for advisory and related services and the Fund’s total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationship with the Funds.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability of each Fund, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of each Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and each Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of each Fund, the structure of each advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

Eaton Vance Municipals Funds

OFFICERS AND TRUSTEES

Eaton Vance Municipals Trust

Officers
Robert B. MacIntosh
President

William H. Ahern, Jr.
Vice President

Craig R. Brandon
Vice President

Cynthia J. Clemson
Vice President

Thomas M. Metzold
Vice President

Adam A. Weigold
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Chief Legal Officer and Secretary

Paul M. O’Neil
Chief Compliance Officer

Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

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Investment Adviser
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Municipals Trust
Two International Place
Boston, MA 02110
This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully a Fund’s investment objective(s), risks, and charges and expenses. The Funds’ current prospectus contains this and other information about the Funds and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

313-3/09	7CSRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company). Previously, he served as President and Chief

Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).
Item 4. Principal Accountant Fees and Services
Not required in this filing.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not required in this filing.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not required in this filing.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits

(a)(1) Registrant’s Code of Ethics — Not applicable (please see Item 2).

(a)(2)(i) Treasurer’s Section 302 certification.

(a)(2)(ii) President’s Section 302 certification.

(b) Combined Section 906 certification.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Municipals Trust

By:	/s/ Robert B. MacIntosh Robert B. MacIntosh
President

Date: March 13, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date: March 13, 2009

By:	/s/ Robert B. MacIntosh Robert B. MacIntosh
President

Date: March 13, 2009